UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

First Trust Merger Arbitrage Fund
Class A/VARAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class A/VARAX)	$104	2.07%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class A/VARAX)	0.56%	2.58%	2.83%
First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load[1]	5.27%	3.80%	3.45%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
[1]
Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class A

First Trust Merger Arbitrage Fund
Class C/VARCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class C/VARCX)	$138	2.74%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment. As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class C/VARCX)[1,2]	3.43%	3.01%	2.67%
First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load[2]	4.42%	3.01%	2.67%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on January 31, 2024.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class C

First Trust Merger Arbitrage Fund
Class I/VARBX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Merger Arbitrage Fund (Class I/VARBX)	$90	1.78%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
We are pleased to report that the First Trust Merger Arbitrage Fund (or the “Fund”) delivered another year of positive absolute returns. This marked our 26th positive calendar year with no down years, continuing our track record of preserving capital and providing investors non-correlated performance across market cycles. Throughout the year, the Fund remained focused on delivering non-correlated returns while navigating a merger and acquisition (M&A) environment that continued to be challenged by macroeconomic uncertainty and an evolving political and regulatory landscape.
Deal activity during the fiscal year remained uneven, with overall deal volume constrained and select large-cap transactions exhibiting elevated risk, particularly where regulatory scrutiny and geopolitical considerations were significant. The Fund maintained its disciplined investment approach, emphasizing fully financed transactions with clearly defined timelines, attractive asymmetric risk/reward profiles, and a high probability of deal completion. Portfolio construction reflected a diversified mix of both strategic and financial buyer-driven transactions, consistent with the Fund’s long-term objectives. Rather than pursuing higher headline spreads associated with lower-quality or more complex deals, the Fund continued to prioritize deals with a higher certainty of close.
Arbitrage spreads remained relatively resilient despite periods of broader market volatility, allowing the Fund to selectively deploy capital without compromising its risk framework. We believe this continued focus on quality, diversification, and disciplined underwriting positions the Fund well to pursue compelling risk-adjusted returns. While the broader M&A backdrop remains fluid, we are encouraged by signs of improving conditions and remain hopeful for a more constructive arbitrage environment. As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Merger Arbitrage Fund (Class I/VARBX)	5.46%	4.10%	3.77%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,245,482
Total number of portfolio holdings	205
Portfolio turnover rate as of the end of the reporting period	194%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Chart Industries, Inc.	7.1%
Hologic, Inc.	5.4%
Sealed Air Corp.	5.3%
Masimo Corp.	4.5%
Electronic Arts, Inc.	4.4%
Tri Pointe Homes, Inc.	4.0%
National Storage Affiliates Trust - REIT	3.7%
Air Lease Corp.	3.4%
Clearwater Analytics Holdings, Inc. - Class A	2.7%
Terns Pharmaceuticals, Inc.	2.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Merger Arbitrage Fund - Class I

First Trust Multi-Strategy Fund
Class A/FTMAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class A/FTMAX)	$90	1.80%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class A/FTMAX)	0.92%	2.78%	3.23%
First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load[1]	5.67%	3.84%	3.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%
[1]
Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class A

First Trust Multi-Strategy Fund
Class C/FTMCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class C/FTMCX)	$128	2.56%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class C/FTMCX)[1,2]	3.93%	3.06%	2.98%
First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load[1,2]	4.93%	3.06%	2.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%
[1]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[2]
Class C shares commenced operations on November 14, 2022.  The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class C

First Trust Multi-Strategy Fund
Class I/FTMIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Fund (Class I/FTMIX)	$80	1.60%[1]
1	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
Over the past year, the First Trust Multi-Strategy Fund (or the “Fund”) remained steadfast in its dual mandate of delivering a low-volatility, low-correlation return profile independent of traditional equity and bond markets, while providing a monthly income distribution at an annualized rate of 6.00%. This is achieved through the combined performance of three differentiated and complementary sub-strategies: merger arbitrage, options writing, and structured debt. The merger arbitrage strategy was a consistent contributor throughout the year, generating positive returns for the year. The Fund avoided any material losses through prudent deal selection and active risk management during the year.
The Fund’s options writing strategy capitalized on the volatility risk premium (VRP) through systematic sales of cash-secured puts on the S&P 500 Index. Despite some volatile periods in which the spread between implied and realized volatility was lower than its historic range, the strategy contributed positively to the overall return of the Fund as expected in a rising equity market.
The structured debt strategy expanded beyond collateralized loan obligations (CLOs) over the past year to included Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset-Backed Securities (ABS). This expansion enhanced portfolio diversification while providing low correlation to the public markets. We are pleased that each strategy not only contributed to the Fund meeting its return objectives, but also contributed to its diversification, supporting the Fund’s overall strategic goal.
As always, we thank you for your continued support and intend to work hard to maintain it. We truly appreciate your trust and confidence in First Trust Capital Management.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
First Trust Multi-Strategy Fund (Class I/FTMIX)	5.95%	4.13%	4.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)	11.00%	6.23%	8.02%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index	4.03%	3.36%	2.27%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,293,802,108
Total number of portfolio holdings	710
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
S&P 500 Index Options, Exercise Price: $6,000.00, Expiration Date: 6/30/26	16.5%
S&P 500 Index Options, Exercise Price: $7,000.00, Expiration Date: 6/30/26	11.6%
Chart Industries, Inc.	1.4%
Hologic, Inc.	1.1%
Sealed Air Corp.	1.1%
Masimo Corp.	0.9%
Electronic Arts, Inc.	0.9%
Tri Pointe Homes, Inc.	0.8%
National Storage Affiliates Trust - REIT	0.7%
Air Lease Corp.	0.7%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.firsttrustcapital.com/fund-literature/. You can also request this information by contacting us at (877) 779-1999.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 799-1999 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
First Trust Multi-Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FIRST TRUST MERGER ARBITRAGE FUND

Class A Shares – VARAX
Class C Shares - VARCX
Class I Shares – VARBX

FIRST TRUST MULTI-STRATEGY FUND

Class A Shares – FTMAX
Class C Shares – FTMCX
Class I Shares – FTMIX

Semi-Annual Report

March 31, 2026
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

The First Trust Capital Management Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments
First Trust Merger Arbitrage Fund	1
First Trust Multi-Strategy Fund	9
Statements of Assets and Liabilities	41
Statements of Operations	43
Statements of Changes in Net Assets	44
Statements of Cash Flows	48
Financial Highlights	50
Notes to Financial Statements	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Capital Management Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.firsttrustcapital.com

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	COMMUNICATIONS — 4.4%
340,205	Electronic Arts, Inc.[1]	$69,357,593

	CONSUMER DISCRETIONARY — 4.2%
294,240	Berto Acquisition Corp.[2]	3,015,960
1,345,991	Tri Pointe Homes, Inc.*,1	62,898,159
		65,914,119
	ENERGY — 0.5%
232,878	Coterra Energy, Inc.	8,183,333
	FINANCIALS — 47.1%
246,528	1RT Acquisition Corp. - Class A*,2	2,499,794
43,124	A Paradise Acquisition Corp. - Class A*,2	438,571
215,174	AA Mission Acquisition Corp. II - Class A*,2	2,158,195
172,592	Activate Energy Acquisition Corp. - Class A*,2	1,706,935
1,189,474	Agriculture & Natural Solutions Acquisition Corp. - Class A*,2	13,417,267
649,911	Aimei Health Technology Co., Ltd.[3]	7,389,488
818,224	Air Lease Corp.	53,135,467
172,512	Alussa Energy Acquisition Corp. II - Class A*,2	1,721,670
43,030	American Exceptionalism Acquisition Corp. - Class A*,2	466,015
534,420	Andretti Acquisition Corp. II - Class A*,2	5,694,245
563,400	Apex Treasury Corp. - Class A*,2	5,628,366
171,728	Archimedes Tech SPAC Partners III Co.*,2	1,691,521
382,749	Armada Acquisition Corp. II - Class A*,2	3,946,142
57,104	Art Technology Acquisition Corp. - Class A*,2	559,619
313,581	Artius II Acquisition, Inc. - Class A*,2	3,239,292
453,182	Axiom Intelligence Acquisition Corp. I - Class A*,2	4,590,734
128,245	Bain Capital GSS Investment Corp.*,2	1,296,788
303,196	Black Spade Acquisition III Co. - Class A*,2	2,983,449
857,308	Blue Foundry Bancorp*,1	11,350,758
206,326	Blue Water Acquisition Corp. - Class A*,2	2,123,095
286,905	Bluerock Acquisition Corp. - Class A*,2	2,840,359
635,939	BTC Development Corp. - Class A*,2	6,353,031
86,256	Bullpen Parlay Acquisition Co. - Class A*,2	863,423
327,136	Cal Redwood Acquisition Corp. - Class A*,2	3,320,430
257,280	Cambridge Acquisition Corp. - Class A*,2	2,539,354
353,476	Cantor Equity Partners I, Inc. - Class A*,2	3,711,498
1,036,601	Cantor Equity Partners III, Inc. - Class A*,2	10,687,356
859,811	Cantor Equity Partners IV, Inc. - Class A*,2	8,761,474
521,724	Cantor Equity Partners V, Inc. - Class A*,2	5,269,412
171,517	Cantor Equity Partners VI, Inc. - Class A*,2	1,735,752
2,479,407	Centurion Acquisition Corp. - Class A*,2,3	26,715,610
425,657	ChampionsGate Acquisition Corp. - Class A*,2	4,358,728
716,459	Charlton Aria Acquisition Corp. - Class A*,2,3	7,572,972
1

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
164,578	Cohen Circle Acquisition Corp. II - Class A*,2	$1,681,987
343,032	Colombier Acquisition Corp. II - Class A*,2	3,450,902
514,680	Columbus Circle Capital Corp. II - Class A*,2	5,059,304
516,883	Crane Harbor Acquisition Corp. II - Class A*,2	5,117,142
343,986	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,2	3,453,619
405,218	D Boral ARC Acquisition I Corp. - Class A*,2	4,100,806
731,139	Digital Asset Acquisition Corp. - Class A*,2	7,486,863
19,986	DigitalBridge Group, Inc.	308,184
1,929,288	Drugs Made In America Acquisition Corp.*,2,3	20,257,524
913,211	Drugs Made In America Acquisition II Corp.*,2	9,113,846
149,484	Duddell Street Acquisition Corp. - Class A*,2	1,481,386
584,860	Dune Acquisition Corp. II - Class A*,2	6,041,604
303,437	Dynamix Corp. III - Class A*,2	3,010,095
515,292	EQV Ventures Acquisition Corp. II - Class A*,2	5,199,296
303,621	Evolution Global Acquisition Corp. - Class A*,2	3,027,101
372,349	Fifth Era Acquisition Corp. I - Class A*,2	3,831,471
209,438	FIGX Capital Acquisition Corp. - Class A*,2	2,121,607
302,991	FutureCrest Acquisition Corp. - Class A*,2	3,048,089
404,792	Gesher Acquisition Corp. II - Class A*,2	4,193,645
233,289	GigCapital7 Corp. - Class A*,2	2,484,528
407,455	Globa Terra Acquisition Corp. - Class A*,2	4,176,414
339,839	Gores Holdings X, Inc. - Class A*,2	3,473,155
1,897,607	GP-Act III Acquisition Corp. - Class A*,2,3	20,570,060
908,218	Graf Global Corp. - Class A*,2	9,727,015
302,936	GSR IV Acquisition Corp. - Class A*,2	3,038,448
431,446	Hall Chadwick Acquisition Corp.*,2	4,284,259
230,759	Haymaker Acquisition Corp. 4	2,644,498
101,878	Helix Acquisition Corp. III - Class A*,2	1,049,343
1,381,127	Heritage Commerce Corp.[1]	17,236,465
214,874	Highview Merger Corp. - Class A*,2	2,159,484
432,085	Inflection Point Acquisition Corp. III - Class A*,2	4,411,588
469,164	Insight Digital Partners II - Class A*,2	4,672,873
145,435	International Money Express, Inc.*	2,297,873
427,056	Invest Green Acquisition Corp. - Class A*,2	4,244,937
344,836	Iris Acquisition Corp. II - Class A*,2	3,386,290
516,918	Iron Horse Acquisition II Corp.*,2	5,101,981
258,442	ITHAX Acquisition Corp. III - Class A*,2	2,558,576
477,663	Jackson Acquisition Co. II - Class A*,2	5,058,451
183,044	Jena Acquisition Corp. II - Class A*,2	1,870,710
85,590	K&F Growth Acquisition Corp. II - Class A*,2	893,560
301,985	K2 Capital Acquisition Corp. - Class A*,2	2,980,592
2

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
214,556	KRAKacquisition Corp. - Class A*,2	$2,115,522
258,482	LaFayette Acquisition Corp.*,2	2,574,481
429,464	Lafayette Digital Acquisition Corp. I*,2	4,234,515
1,866,241	Launch One Acquisition Corp. - Class A*,2,3	19,931,454
1,181,914	Legato Merger Corp. III*,2	12,989,235
150,256	Legato Merger Corp. IV*,2	1,489,037
86,296	LF Capital Acquisition Corp. II - Class A*,2	856,488
1,938,207	Lionheart Holdings - Class A*,2,3	20,835,725
947,683	Live Oak Acquisition Corp. V - Class A*,2	9,855,903
514,974	M Evo Global Acquisition Corp. II - Class A*,2	5,067,344
343,728	M3-Brigade Acquisition VI Corp. - Class A*,2	3,454,466
1,275,345	Melar Acquisition Corp. I - Class A*,2,3	13,760,973
646,050	Meshflow Acquisition Corp. - Class A*,2	6,389,434
840,990	Mountain Lake Acquisition Corp. - Class A*,2	8,855,625
215,704	Muzero Acquisition Corp. - Class A*,2	2,126,841
26,666	New America Acquisition I Corp.*	266,927
768,067	NewHold Investment Corp. II - Class A*,2	7,980,216
69,971	OTG Acquisition Corp. I - Class A*,2	703,908
125,106	Oyster Enterprises II Acquisition Corp. - Class A*,2	1,278,583
412,498	Pioneer Acquisition I Corp. - Class A*,2	4,190,980
254,968	Plum Acquisition Corp. IV - Class A*,2	2,692,462
215,276	ProCap Acquisition Corp.*,2	2,193,662
538,832	Pyrophyte Acquisition Corp. - Class A2,3,4	6,363,606
214,568	Pyrophyte Acquisition Corp. II - Class A*,2	2,164,991
644,211	Range Capital Acquisition Corp.*,2,3	6,777,100
352,714	Real Asset Acquisition Corp. - Class A*,2	3,699,970
274,904	Renatus Tactical Acquisition Corp. I - Class A*,2	2,826,013
292,586	Republic Digital Acquisition Co. - Class A*,2	2,990,229
469,553	RF Acquisition Corp. II*,1,2	5,132,214
293,004	Rithm Acquisition Corp. - Class A*,2	3,047,242
375,130	Roman DBDR Acquisition Corp. II - Class A*,2	3,927,611
258,888	Safeguard Acquisition Corp. - Class A*,2	2,575,936
582,567	SC II Acquisition Corp. - Class A*,2	5,814,019
1,092,719	Siddhi Acquisition Corp. - Class A*,2	11,342,423
303,378	Silicon Valley Acquisition Corp. - Class A*,2	3,000,408
372,735	Silverbox Corp. IV - Class A*,2	3,988,264
172,638	SilverBox Corp. V*,2	1,712,569
1,171,086	SIM Acquisition Corp. I - Class A*,2	12,565,753
333,100	Sizzle Acquisition Corp. II*,2	3,417,606
85,806	Solarius Capital Acquisition Corp. - Class A*,2	873,505
879,500	Soulpower Acquisition Corp. - Class A*,2	9,014,875
3

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
171,642	Space Asset Acquisition Corp. - Class A*,2	$1,725,002
428,892	Spring Valley Acquisition Corp. IV - Class A*,2	4,250,320
344,990	Tailwind 2.0 Acquisition Corp. - Class A*,2	3,429,201
431,985	Tavia Acquisition Corp.*,2	4,566,081
536,129	Texas Ventures Acquisition III Corp. - Class A*,2	5,570,380
344,668	TGE Value Creative Solutions Corp. - Class A*,2	3,405,320
294,320	Titan Acquisition Corp. - Class A*,2	3,040,326
172,110	Trailblazer Acquisition Corp. - Class A*,2	1,729,705
257,696	Translational Development Acquisition Corp. - Class A*,2	2,721,270
924,984	Two Harbors Investment Corp.	10,563,317
900,280	Vendome Acquisition Corp. I - Class A*,2	9,119,836
558,354	Viking Acquisition Corp. I - Class A*,2	5,544,455
643,428	Vine Hill Capital Investment Corp.	6,871,811
303,308	Vine Hill Capital Investment Corp. II - Class A*,2	3,002,749
505,248	Voyager Acquisition Corp.	5,411,206
426,814	Webster Financial Corp.	29,629,428
448,814	Wen Acquisition Corp. - Class A*,2	4,568,926
262,128	Yorkville Acquisition Corp. - Class A*,2	2,650,114
		743,949,943
	HEALTH CARE — 17.6%
1,132,483	Amicus Therapeutics, Inc.*,1	16,375,704
299,779	Apellis Pharmaceuticals, Inc.	12,060,109
203,574	Arcellx, Inc.*	23,374,367
1,230,028	Day One Biopharmaceuticals, Inc.*,1	26,371,800
139,577	Enhabit, Inc.*	1,966,640
1,118,672	Hologic, Inc.*,1	84,560,416
402,119	Masimo Corp.*	71,524,907
772,121	Terns Pharmaceuticals, Inc.*	40,706,219
		276,940,162
	INDUSTRIALS — 7.4%
539,901	Chart Industries, Inc.*,1	111,624,532
299,752	Great Lakes Dredge & Dock Co.	5,095,784
		116,720,316
	MATERIALS — 5.3%
1	Coeur Mining, Inc.*	19
2,000,719	Sealed Air Corp.[1]	84,130,234
		84,130,253
	REAL ESTATE — 7.5%
1,900,398	Kennedy-Wilson Holdings, Inc.	20,562,306
1,550,470	National Storage Affiliates Trust - REIT	58,514,738
4

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
37,730	Peakstone Realty Trust - REIT	$788,180
2,055,493	Veris Residential, Inc. - REIT	38,787,153
		118,652,377
	TECHNOLOGY — 5.4%
1,795,770	Clearwater Analytics Holdings, Inc. - Class A*,1	42,469,961
1,526,891	Onestream, Inc.*,1	36,645,384
539,415	SEMrush Holdings, Inc. - Class A*,1	6,440,615
		85,555,960
	TOTAL COMMON STOCKS
	(Cost $1,547,819,131)	1,569,404,056

	MASTER LIMITED PARTNERSHIPS — 0.0%
4	Western Midstream Partners LP	171

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $155)	171
	RIGHTS — 0.0%
287,741	Abiomed, Inc., Expiration Date: December 30, 2029*,4	293,496
508,252	Iron Horse Acquisition II Corp., Expiration Date: July 11, 2030*,2	60,990
301,985	K2 Capital Acquisition Corp., Expiration Date: July 30, 2027*,2	63,417
	TOTAL RIGHTS
	(Cost $293,496)	417,903

Number of Units
	SPECIAL PURPOSE ACQUISITION COMPANIES — 1.8%
	FINANCIALS — 1.8%
193,720	Centurion Acquisition Corp. - Class A3,4	2
242,151	Centurion Acquisition Corp. - Class B3,4	2
513,282	Future Money Acquisition Corp.*,2	5,122,554
51,802	GigCapital9 Corp.*,2	520,092
196,235	GP-Act III Acquisition Corp. - Class A3,4	2
245,295	GP-Act III Acquisition Corp. - Class B3,4	2
428,312	HCM IV Acquisition Corp.*,2	4,291,686
430,561	Idea Acquisition Corp.*,2	4,266,860
85,883	Inflection Point Acquisition Corp. VI*,2	869,136
65,816	Kensington Capital Acquisition Corp.*,2	660,793
1	Legato Merger Corp. IV*,2	10
299,964	Metals Acquisition Corp. II*,2	3,026,637
515,308	Mountain Lake Acquisition Corp. II*,2	5,117,008
171,840	Pono Capital Four, Inc.*,2	1,713,245
5

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Units		Value
	SPECIAL PURPOSE ACQUISITION COMPANIES (Continued)
	FINANCIALS (Continued)
128,670	Spartacus Acquisition Corp. II*,2	$1,290,560
94,228	Willow Lane Acquisition Corp. II*,2	951,703
		27,830,292
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $28,346,325)	27,830,292

Number of Shares
	WARRANTS — 0.0%
42,932	Archimedes Tech SPAC Partners III Co., Expiration Date: January 22, 2031*,2	23,613
14,276	Art Technology Acquisition Corp., Expiration Date: February 27, 2032*,2	4,311
115,502	Black Spade Acquisition III Co., Expiration Date: January 26, 2031*,2	40,426
85,760	Cambridge Acquisition Corp., Expiration Date: December 19, 2030*,2	24,013
42,879	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,2	28,729
165,469	Columbus Circle Capital Corp. II, Expiration Date: January 21, 2031*,2	51,295
37,371	Daedalus Special Acquisition Corp., Expiration Date: September 17, 2030*,2	14,575
86,059	FutureCrest Acquisition Corp., Expiration Date: November 5, 2030*,2	50,775
172,418	Iris Acquisition Corp. II, Expiration Date: February 24, 2031*,2	34,570
53,639	KRAKacquisition Corp., Expiration Date: March 20, 2031*,2	32,183
172,395	Lafayette Digital Acquisition Corp. I, Expiration Date: February 3, 2031*,2	39,823
43,148	LF Capital Acquisition Corp. II, Expiration Date: January 26, 2031*,2	9,083
214,051	M Evo Global Acquisition Corp. II, Expiration Date: February 19, 2031*,2	69,566
107,852	Muzero Acquisition Corp., Expiration Date: December 10, 2030*,2	24,806
151,689	Silicon Valley Acquisition Corp., Expiration Date: September 18, 2031*,2	42,473
107,223	Spring Valley Acquisition Corp. IV, Expiration Date: January 30, 2031*,2	84,706
114,873	Vine Hill Capital Investment Corp. II, Expiration Date: December 16, 2030*,2	40,217
49,396	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,2	17,042
	TOTAL WARRANTS
	(Cost $0)	632,206

Principal Amount ($)
SHORT-TERM INVESTMENTS — 0.2%
510	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.51%[5]	510
6

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	SHORT-TERM INVESTMENTS (Continued)
2,465,582	UMB Bank, Money Market Special II Deposit Investment, 3.48%[5]	$2,465,582
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,466,092)	2,466,092
	TOTAL INVESTMENTS — 101.4%
	(Cost $1,578,925,199)	1,600,750,720
	Liabilities in Excess of Other Assets — (1.4)%	(22,505,238)
	TOTAL NET ASSETS — 100.0%	$1,578,245,482

Number of Shares
	SECURITIES SOLD SHORT — (6.7)%
	COMMON STOCKS — (6.7)%
	ENERGY — (0.5)%
(163,015)	Devon Energy Corp.	(8,202,915)

	FINANCIALS — (2.5)%
(877,016)	Banco Santander S.A. - ADR[2]	(9,892,740)
(899,946)	CVB Financial Corp.	(17,449,953)
(557,251)	Fulton Financial Corp.	(11,334,485)
		(38,677,178)
	REAL ESTATE — (3.7)%
(217,068)	Public Storage - REIT	(58,799,380)

	TOTAL COMMON STOCKS
	(Proceeds $108,993,133)	(105,679,473)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $108,993,133)	$(105,679,473)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Clearwater Analytics Holdings, Inc. - Class A
(8,566)	Exercise Price: $25.00, Notional Amount: $(21,415,000), Expiration Date: June 18, 2026	(21,415)
	Day One Biopharmaceuticals, Inc.
(388)	Exercise Price: $22.00, Notional Amount: $(853,600), Expiration Date: April 17, 2026	(970)
	Terns Pharmaceuticals, Inc.
(16)	Exercise Price: $55.00, Notional Amount: $(88,000), Expiration Date: April 17, 2026*	(120)
(4,293)	Exercise Price: $55.00, Notional Amount: $(23,611,500), Expiration Date: May 15, 2026*	(53,662)
	Two Harbors Investment Corp.
7

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(148)	Exercise Price: $12.00, Notional Amount: $(177,600), Expiration Date: May 15, 2026	$(740)
	TOTAL CALL OPTIONS
	(Proceeds $114,648)	(76,907)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $114,648)	$(76,907)

ADR — American Depository Receipt

LP — Limited Partnership

REIT — Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $331,162,281, which represents 20.98% of the total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

8

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 7.2%
	ACM Auto Trust
1,599,196	Series 2025-4A, Class A, 5.870%, 5/20/2030[1,2]	$1,599,256
2,191,914	Series 2025-4A, Class B, 8.420%, 8/20/2032[1,2]	2,174,309
2,700,000	AMSR Trust Series 2023-SFR2, Class F1, 3.950%, 6/17/2040	2,573,880
601,478	Barclays Mortgage Trust Series 2021-NPL1, Class A, 6.000%, 11/25/2051	602,216
3,000,000	Basepoint Mca Securitization II LLC Series 2025-1A, Class B, 7.660%, 8/15/2031[1,2]	2,986,917
2,000,000	Carrington Mortgage Loan Trust Series Series 2006-NC2, Class M1, 4.198% (1-Month Term SOFR+52 basis points), 6/25/2036[2,3]	1,681,996
	Cherry Securitization Trust
3,262,000	Series 2024-1A, Class C, 9.310%, 4/15/2032[1,2]	3,312,590
4,000,000	Series 2025-1A, Class A, 6.130%, 11/15/2032[1,2]	4,041,340
	Corevest American Finance Trust
300,000	Series 2020-4, Class C, 2.250%, 12/15/2052	280,257
100,000	Series 2021-1, Class C, 2.800%, 4/15/2053	89,216
100,000	Series 2021-3, Class D, 3.469%, 10/15/2054	90,073
2,500,000	DataBank Issuer Series 2026-1A, Class A2, 5.811%, 2/25/2056[1,2]	2,488,412
1,377,893	Dividend Solar Loans LLC Series 2018-2, Class B, 4.250%, 12/20/2038[1,2]	1,296,500
2,000,000	Exeter Automobile Receivables Trust Series 2024-3A, Class E, 7.840%, 10/15/2031[1,2]	2,061,286
1,250,000	FIGRE Trust Series 2026-HF3, Class C, 5.672% (30-Day SOFR Average+200 basis points), 3/25/2056	1,258,766
2,137,144	Goodleap Sustainable Home Solutions Trust Series 2023-4C, Class A, 6.480%, 3/20/2057[1,2]	2,074,385
1,492,796	GreenSky Home Improvement Trust Series 2024-1, Class E, 9.000%, 6/25/2059[1,2]	1,554,408
4,852,106	GS Mortgage-Backed Securities Trust Series 2026-AH1, Class A1A, 5.162% (30-Day SOFR Average+150 basis points), 7/25/2056[1,2,3]	4,859,559
	Huntington Bank Auto Credit-Linked Notes
409,064	Series 2025-2, Class D, 6.923% (30-Day SOFR Average+325 basis points), 9/20/2033[1,2,3]	400,104
2,600,000	Series 2026-1, Class D, 8.172% (30-Day SOFR Average+450 basis points), 2/20/2034[2,3]	2,628,678
2,400,000	Series 2026-1, Class E, 12.322% (30-Day SOFR Average+865 basis points), 2/20/2034[1,2,3]	2,403,614
3,000,000	LMRE Trust Series 2025-SFR1, Class A, 4.500%, 12/17/2042[1]	2,898,630
9

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
	Marlette Funding Trust
1,352	Series 2023-1A, Class R, 0.000%, 4/15/2033[1,2,4]	$55,432
3,806	Series 2023-2A, Class R, 0.000%, 6/15/2033[1,2,4]	209,330
282,753	Mosaic Solar Loan Trust Series 2022-1A, Class A, 2.640%, 1/20/2053[1,2]	247,923
1,623,879	NALP Business Loan Trust Series 2026-1, Class B, 7.180%, 6/26/2051[1,2]	1,631,146
	NMEF Funding, LLC
1,000,000	Series 2025-B, Class E, 7.660%, 1/18/2033[1,2]	1,015,649
1,350,000	Series 2026-A, Class E, 6.730%, 2/15/2034[1,2]	1,340,967
2,500,000	Oaktree ABF Equipment LLC Series 2026-1A, Class A2, 4.500%, 10/17/2033[1,2]	2,505,405
1,500,000	Pawneee Equipment Receivables Series LLC Series 2022-1, Class E, 9.500%, 9/17/2029[1,2]	1,490,406
	Point Securitization Trust
1,000,000	Series 2023-1, Class A2, 7.750%, 11/25/2053[1,2,5]	1,014,857
1,000,000	Series 2025-2, Class B1, 7.000%, 10/25/2055[1,2,5]	882,088
2,250,000	PowerPay Issuance Trust Series 2025-1A, Class D, 9.190%, 11/18/2041[1,2]	1,990,359
	PRET LLC
2,150,000	Series 2025-NPL8, Class A2, 7.991%, 8/25/2055	2,156,192
2,100,000	Series 2025-NPL9, Class A2, 7.507%, 8/25/2055	2,106,825
375,000	Series 2025-NPL11, Class A2, 7.021%, 10/25/2055	373,719
1,000,000	Series 2025-NPL12, Class A2, 6.900%, 11/25/2055	999,009
1,500,000	Series 2025-NPL13, Class A2, 6.778%, 12/25/2055	1,494,464
1,425,000	Series 2026-NPL1, Class A2, 6.535%, 1/25/2056	1,424,154
1,000,000	Series 2026-NPL4, Class A2, 7.143%, 4/25/2056	1,002,009
	RCO Mortgage LLC
1,639,848	Series 2025-4, Class A1, 5.310%, 10/25/2030	1,638,826
3,450,000	Series 2025-4, Class A2, 6.900%, 10/25/2030	3,450,400
2,023,751	Saluda Grade Alternative Mortgage Trust Series 2025-NPL1, Class A1, 7.118%, 1/25/2030	2,036,395
	Santander Bank Auto Credit-Linked Notes
1,687,388	Series 2023-B, Class F, 12.240%, 12/15/2033[1,2]	1,765,653
2,200,000	Series 2025-A, Class G, 11.049%, 1/16/2034[1,2]	2,193,998
556,345	Truist Bank Auto Credit-Linked Notes Series 2025-1, Class D, 9.685%, 9/26/2033[1,2]	555,601
	Unlock HEA Trust
2,745,309	Series 2023-1, Class B, 7.000%, 10/25/2038[1,2]	2,721,727
2,653,599	Series 2024-2, Class A, 6.500%, 10/25/2039[1,2]	2,648,456
1,000,000	Series 2025-2, Class C, 6.000%, 11/25/2041[1,2]	804,611
1,000,000	UPG Trust Series 2025-2, Class C, 8.800%, 9/25/2047[1,2]	1,013,982
10

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
	Upgrade Master Pass-Thru Trust
3,000,000	Series 2025-ST8, Class CRT1, 0.000%, 12/15/2033[2,4]	$2,412,900
3,500,000	Series 2026-ST1, Class CERT, 0.000%, 3/15/2034[2,4]	3,309,915
250,000	UPX Trust Series 2025-1, Class C, 7.670%, 1/25/2047[1,2]	249,435
2,479,891	VCAT LLC Series 2026-NPL2, Class A1, 5.062%, 2/25/2056	2,470,557
32,238	VOLT CII LLC Series 2021-NP11, Class A1, 5.868%, 8/25/2051	32,259
	TOTAL ASSET-BACKED SECURITIES
	(Cost $93,163,761)	92,601,041
	COLLATERALIZED LOAN OBLIGATIONS — 24.9%
	522 Funding CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 7.229% (3-Month Term SOFR+356 basis points), 10/20/2034[2,3,6]	983,497
1,250,000	Series 2020-6A, Class DR, 7.083% (3-Month Term SOFR+341 basis points), 10/23/2034[2,3]	1,191,297
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.672% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	497,990
1,500,000	Series 2023-2A, Class D1R, 6.422% (3-Month Term SOFR+275 basis points), 10/15/2038[1,2,3]	1,482,934
1,000,000	Series 2023-2A, Class ER, 9.172% (3-Month Term SOFR+550 basis points), 10/15/2038[1,2,3]	965,159
	AIMCO CLO Ltd.
1,500,000	Series 2020-11A, Class D2R2, 7.868% (3-Month Term SOFR+420 basis points), 7/17/2037[1,2,3]	1,481,875
500,000	Series 2019-10A, Class ERR, 9.319% (3-Month Term SOFR+565 basis points), 7/22/2037[1,2,3,6]	491,266
	Alinea CLO Ltd.
1,500,000	Series 2018-1A, Class DR, 5.918% (3-Month Term SOFR+225 basis points), 7/20/2031[1,2,3]	1,503,921
1,250,000	Series 2018-1A, Class ER, 9.618% (3-Month Term SOFR+595 basis points), 7/20/2031[1,2,3,6]	1,253,267
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 6.468% (3-Month Term SOFR+280 basis points), 7/20/2031[1,2,3]	1,002,606
	Apidos CLO Ltd.
1,150,000	Series 2016-24A, Class DR, 9.729% (3-Month Term SOFR+606 basis points), 10/20/2030[1,2,3]	1,138,721
1,500,000	Series XXXA, Class CR, 6.668% (3-Month Term SOFR+300 basis points), 10/18/2031[1,2,3]	1,503,905
11

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Series 2015-23A, Class DRR, 6.272% (3-Month Term SOFR+260 basis points), 4/15/2033[1,2,3]	$1,980,722
1,500,000	Series 2018-29A, Class D1R, 6.768% (3-Month Term SOFR+310 basis points), 7/25/2038[1,2,3]	1,497,857
1,350,000	Series 2017-28A, Class C1R, 6.518% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,343,439
2,000,000	Series 2025-54A, Class A1, 4.968% (3-Month Term SOFR+130 basis points), 10/20/2038[1,2,3]	1,997,365
	Ares CLO Ltd.
3,000,000	Series 2016-39A, Class AR3, 5.088% (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	3,007,756
1,000,000	Series 2016-39A, Class DR3, 6.918% (3-Month Term SOFR+325 basis points), 7/18/2037[1,2,3]	985,192
1,000,000	Series 2025-76A, Class E, 10.832% (3-Month Term SOFR+716 basis points), 5/27/2038[1,2,3]	969,248
1,000,000	Series 2019-54A, Class ER2, 9.672% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	953,118
1,000,000	Series 2022-63A, Class D2R, 8.022% (3-Month Term SOFR+435 basis points), 10/15/2038[1,2,3]	976,332
1,500,000	Ares Loan Funding Ltd. Series 2021-ALFA, Class D1R, 6.517% (3-Month Term SOFR+285 basis points), 4/15/2039[1,2,3]	1,492,243
	Arini U.S. CLO Ltd.
1,950,000	Series 1A, Class D, 7.672% (3-Month Term SOFR+400 basis points), 4/15/2038[1,2,3]	1,959,294
1,000,000	Series 5A, Class D, 0.000% (3-Month Term SOFR+295 basis points), 4/15/2039[1,2,3]	1,000,000
1,000,000	Series 5A, Class E, 0.000% (3-Month Term SOFR+600 basis points), 4/15/2039[1,2,3]	1,000,000
	Bain Capital Credit CLO Ltd.
1,500,000	Series 2018-2A, Class DR, 6.618% (3-Month Term SOFR+295 basis points), 7/19/2031[1,2,3]	1,503,906
1,000,000	Series 2021-3A, Class D, 7.030% (3-Month Term SOFR+336 basis points), 7/24/2034[1,2,3]	963,375
1,500,000	Series 2022-2A, Class A1R, 4.819% (3-Month Term SOFR+115 basis points), 4/22/2035[1,2,3]	1,499,625
1,000,000	Series 2023-1A, Class D1R, 6.871% (3-Month Term SOFR+320 basis points), 7/16/2038[1,2,3]	995,537
1,500,000	Series 2023-1A, Class D2R, 7.621% (3-Month Term SOFR+395 basis points), 7/16/2038[1,2,3]	1,479,364
1,500,000	Series 2024-1A, Class D1R, 7.431% (3-Month Term SOFR+375 basis points), 4/16/2039[2,3]	1,499,955
	Ballyrock CLO Ltd.
1,250,000	Series 2023-24A, Class DR, 9.672% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,208,389
2,000,000	Series 2021-17A, Class C1R, 6.368% (3-Month Term SOFR+270 basis points), 10/20/2038[1,2,3]	1,970,950
12

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2021-17A, Class C2R, 7.618% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	$491,047
750,000	Series 2021-17A, Class DR, 9.768% (3-Month Term SOFR+610 basis points), 10/20/2038[1,2,3]	714,135
1,500,000	Series 2019-2A, Class C1R3, 6.368% (3-Month Term SOFR+270 basis points), 10/25/2038[1,2,3]	1,478,075
1,000,000	Series 2019-2A, Class C2R3, 7.618% (3-Month Term SOFR+395 basis points), 10/25/2038[1,2,3]	981,982
	Barings CLO Ltd.
750,000	Series 2025-7A, Class D1, 6.428% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	741,069
1,000,000	Series 2023-1A, Class D1R, 7.068% (3-Month Term SOFR+340 basis points), 4/20/2038[1,2,3]	998,827
1,000,000	Series 2023-1A, Class D2R, 8.668% (3-Month Term SOFR+500 basis points), 4/20/2038[1,2,3]	990,238
1,000,000	Series 2025-8A, Class E, 8.670% (3-Month Term SOFR+500 basis points), 1/15/2039[2,3]	978,310
1,000,000	Series 2024-1A, Class ER, 9.868% (3-Month Term SOFR+619 basis points), 1/20/2039[2,3]	994,831
1,077,763	Battalion CLO Ltd. Series 2020-15A, Class A1RR, 4.648% (3-Month Term SOFR+98 basis points), 1/17/2033[1,2,3]	1,075,293
675,706	Bear Stearns Asset Backed Securities Trust Series 2004-HE5, Class M6, 9.418% (1-Month Term SOFR+574 basis points), 7/25/2034[2,3]	622,368
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2021-23A, Class DR, 6.568% (3-Month Term SOFR+290 basis points), 4/25/2034[1,2,3]	991,739
1,000,000	Series 2021-23A, Class ER, 8.918% (3-Month Term SOFR+525 basis points), 4/25/2034[1,2,3]	992,068
1,000,000	Series 2024-36A, Class D1, 6.618% (3-Month Term SOFR+295 basis points), 1/25/2038[1,2,3]	1,000,000
2,000,000	Series 2024-37A, Class A, 5.018% (3-Month Term SOFR+135 basis points), 1/25/2038[1,2,3]	2,004,672
3,500,000	Series 2015-6BR, Class D1R, 6.368% (3-Month Term SOFR+270 basis points), 4/20/2038[1,2,3]	3,451,768
1,000,000	Series 2014-IVA, Class AR5, 4.918% (3-Month Term SOFR+125 basis points), 10/20/2038[1,2,3]	999,189
1,000,000	Series 2026-49A, Class D1, 0.000% (3-Month Term SOFR+290 basis points), 4/18/2039[2,3]	1,000,000
500,000	Birch Grove CLO Ltd. Series 2024-8A, Class E, 10.768% (3-Month Term SOFR+710 basis points), 4/20/2037[1,2,3]	498,506
13

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 6.972% (3-Month Term SOFR+330 basis points), 4/15/2035[1,2,3]	$990,857
1,900,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-2A, Class C, 6.929% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2,3]	1,894,028
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 10.383% (3-Month Term SOFR+673 basis points), 5/15/2037[1,2,3]	958,619
1,000,000	Series 2021-17RA, Class D1R, 6.918% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	986,837
1,500,000	Series 2021-17RA, Class ER, 10.598% (3-Month Term SOFR+693 basis points), 1/20/2038[1,2,3]	1,433,071
2,000,000	Series 2023-20A, Class DR, 7.072% (3-Month Term SOFR+340 basis points), 4/15/2038[1,2,3]	1,972,543
1,000,000	Series 2023-21A, Class ER, 8.918% (3-Month Term SOFR+525 basis points), 10/18/2038[1,2,3]	973,489
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2014-2RA, Class C, 6.714% (3-Month Term SOFR+306 basis points), 5/15/2031[1,2,3,6]	1,503,953
1,000,000	Series 2015-4A, Class CR2, 6.218% (3-Month Term SOFR+255 basis points), 7/20/2032[1,2,3]	998,656
	Carlyle U.S. CLO Ltd.
1,250,000	Series 2022-1A, Class DR, 6.922% (3-Month Term SOFR+325 basis points), 4/15/2035[2,3]	1,243,173
1,000,000	Series 2026-2A, Class D, 0.000% (3-Month Term SOFR+315 basis points), 4/20/2039[1,2,3]	1,000,000
2,000,000	Series 2026-2A, Class E, 0.000% (3-Month Term SOFR+604 basis points), 4/20/2039[1,2,3]	1,980,000
	CBAMR Ltd.
1,000,000	Series 2017-4A, Class BR, 5.472% (3-Month Term SOFR+180 basis points), 3/31/2038[1,2,3]	1,002,454
2,250,000	Series 2018-5A, Class D1R, 7.112% (3-Month Term SOFR+300 basis points), 10/17/2038[1,2,3]	2,207,076
	Cedar Funding CLO Ltd.
750,000	Series 2014-4A, Class DR3, 6.971% (3-Month Term SOFR+330 basis points), 1/23/2038[1,2,3]	735,952
1,500,000	Series 2024-19A, Class A1, 5.001% (3-Month Term SOFR+133 basis points), 1/23/2038[1,2,3]	1,501,124
2,000,000	Series 2023-17A, Class D1R, 6.720% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	1,971,797
	CIFC Funding Ltd.
1,500,000	Series 2017-4A, Class D, 10.030% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2,3,6]	1,493,670
14

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2018-2A, Class D1R, 6.718% (3-Month Term SOFR+305 basis points), 10/20/2037[1,2,3]	$1,000,000
1,500,000	Series 2020-2A, Class ER2, 8.920% (3-Month Term SOFR+525 basis points), 4/16/2039[1,2,3]	1,444,222
	Creeksource Dunes Creek CLO Ltd.
1,500,000	Series 2024-1A, Class D, 6.772% (3-Month Term SOFR+310 basis points), 1/15/2038[1,2,3]	1,502,867
750,000	Series 2024-1A, Class E, 9.822% (3-Month Term SOFR+615 basis points), 1/15/2038[1,2,3]	736,635
	Dryden CLO Ltd.
2,000,000	Series 2019-75A, Class AR3, 4.712% (3-Month Term SOFR+104 basis points), 4/14/2034[2,3]	2,000,739
1,500,000	Series 2019-68A, Class DR, 7.284% (3-Month Term SOFR+361 basis points), 7/15/2035[2,3]	1,490,426
1,000,000	Series 2023-102A, Class D1R, 6.572% (3-Month Term SOFR+290 basis points), 10/15/2038[1,2,3]	995,089
1,000,000	Series 2023-102A, Class ER, 9.522% (3-Month Term SOFR+585 basis points), 10/15/2038[1,2,3]	951,027
1,000,000	Series 2025-120A, Class D2, 6.546% (3-Month Term SOFR+285 basis points), 1/15/2039[2,3]	994,671
1,000,000	Series 2025-120A, Class D3, 7.846% (3-Month Term SOFR+415 basis points), 1/15/2039[2,3]	995,007
2,000,000	Series 2025-120A, Class E, 9.146% (3-Month Term SOFR+545 basis points), 1/15/2039[1,2,3]	1,957,660
1,000,000	Series 2026-114A, Class D1, 0.000% (3-Month Term SOFR+300 basis points), 4/20/2039[1,2,3]	1,000,000
1,000,000	Series 2026-114A, Class E, 0.000% (3-Month Term SOFR+650 basis points), 4/20/2039[1,2,3]	985,000
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class DR, 6.514% (3-Month Term SOFR+286 basis points), 11/15/2028[1,2,3]	1,002,639
1,000,000	Series 2013-30A, Class ER, 9.664% (3-Month Term SOFR+601 basis points), 11/15/2028[1,2,3]	934,887
1,000,000	Series 2017-54A, Class D, 7.029% (3-Month Term SOFR+336 basis points), 10/19/2029[1,2,3]	1,002,598
576,240	Series 2016-45A, Class A1RR, 4.752% (3-Month Term SOFR+108 basis points), 10/15/2030[1,2,3]	576,415
950,000	Series 2016-45A, Class DRR, 6.722% (3-Month Term SOFR+305 basis points), 10/15/2030[1,2,3]	952,475
1,000,000	Series 2015-41A, Class DR, 6.534% (3-Month Term SOFR+286 basis points), 4/15/2031[1,2,3]	1,002,607
500,000	Series 2015-40A, Class DR, 7.014% (3-Month Term SOFR+336 basis points), 8/15/2031[1,2,3]	501,236
15

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,200,000	Series 2018-61A, Class DR, 7.029% (3-Month Term SOFR+336 basis points), 1/17/2032[1,2,3]	$1,193,093
1,000,000	Series 2019-80A, Class DR, 6.768% (3-Month Term SOFR+310 basis points), 1/17/2033[1,2,3]	971,224
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 6.429% (3-Month Term SOFR+276 basis points), 1/20/2030[1,2,3]	1,002,607
1,000,000	Series 2020-1A, Class ERR, 9.922% (3-Month Term SOFR+625 basis points), 10/15/2037[1,2,3]	900,507
1,000,000	Series 2013-1A, Class D1R4, 6.672% (3-Month Term SOFR+300 basis points), 10/15/2038[1,2,3]	995,481
1,887	Elevation CLO Ltd. Series 2018-10A, Class AR, 4.588% (3-Month Term SOFR+92 basis points), 10/20/2031[1,2,3]	1,887
	Elmwood CLO Ltd.
1,000,000	Series 2024-1A, Class D, 7.418% (3-Month Term SOFR+375 basis points), 4/17/2037[2,3]	996,589
2,000,000	Series 2020-1A, Class AR, 5.128% (3-Month Term SOFR+146 basis points), 4/18/2037[1,2,3]	1,999,911
1,000,000	Series 2020-1A, Class ER, 9.818% (3-Month Term SOFR+615 basis points), 4/18/2037[2,3]	920,888
1,000,000	Series 2022-3A, Class D1RR, 7.176% (3-Month Term SOFR+350 basis points), 4/20/2037[2,3]	999,331
3,000,000	Series 2021-5A, Class D1R, 6.772% (3-Month Term SOFR+310 basis points), 10/15/2037[2,3]	2,970,167
750,000	Series 2023-1A, Class D2R, 7.618% (3-Month Term SOFR+395 basis points), 4/17/2038[1,2,3]	739,933
2,500,000	Series 2021-2A, Class D1R, 6.318% (3-Month Term SOFR+265 basis points), 4/20/2038[1,2,3]	2,463,965
2,500,000	Series 2021-3A, Class DR2, 6.718% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	2,488,530
1,500,000	Series 2021-3A, Class ER2, 9.618% (3-Month Term SOFR+595 basis points), 7/20/2038[1,2,3]	1,429,289
1,750,000	Series 2022-6A, Class D1R2, 6.368% (3-Month Term SOFR+270 basis points), 10/17/2038[1,2,3]	1,724,352
1,250,000	Series 2022-6A, Class ER2, 8.818% (3-Month Term SOFR+515 basis points), 10/17/2038[1,2,3]	1,205,690
	Empower CLO Ltd.
1,500,000	Series 2022-1A, Class D1R, 6.668% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	1,489,396
3,000,000	Series 2023-1A, Class D1R, 7.518% (3-Month Term SOFR+385 basis points), 4/25/2038[1,2,3]	2,987,535
1,000,000	Series 2023-1A, Class ER, 11.008% (3-Month Term SOFR+734 basis points), 4/25/2038[1,2,3]	956,158
16

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Series 2025-1A, Class D1, 6.618% (3-Month Term SOFR+295 basis points), 7/20/2038[1,2,3]	$1,997,064
1,000,000	Series 2025-1A, Class D2, 8.168% (3-Month Term SOFR+450 basis points), 7/20/2038[1,2,3]	989,569
2,500,000	Series 2023-2A, Class AR, 4.992% (3-Month Term SOFR+132 basis points), 10/15/2038[1,2,3]	2,504,900
2,000,000	Series 2023-3A, Class D1R, 6.515% (3-Month Term SOFR+285 basis points), 1/20/2039[2,3]	1,976,325
1,000,000	Series 2023-3A, Class ER, 9.315% (3-Month Term SOFR+565 basis points), 1/20/2039[2,3]	964,149
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class D2R2, 7.606% (3-Month Term SOFR+395 basis points), 11/20/2038[1,2,3]	981,844
1,750,000	Series 2020-1A, Class ER2, 8.906% (3-Month Term SOFR+525 basis points), 11/20/2038[1,2,3]	1,677,126
1,500,000	Galaxy CLO Ltd. Series 2017-24A, Class AR, 5.212% (3-Month Term SOFR+154 basis points), 4/15/2037[1,2,3]	1,500,000
	Golub Capital CLO Ltd.
2,000,000	Series 2026-88A, Class D1, 0.000% (3-Month Term SOFR+315 basis points), 4/17/2039[1,2,3]	2,000,000
1,000,000	Series 2026-88A, Class D2, 0.000% (3-Month Term SOFR+475 basis points), 4/17/2039[2,3]	1,000,000
2,000,000	Series 2026-88A, Class E, 0.000% (3-Month Term SOFR+603 basis points), 4/17/2039[1,2,3]	1,960,000
	Invesco U.S. CLO Ltd.
1,750,000	Series 2023-1A, Class ER, 10.569% (3-Month Term SOFR+690 basis points), 4/22/2037[1,2,3]	1,654,518
750,000	Series 2024-4A, Class E, 8.772% (3-Month Term SOFR+510 basis points), 1/15/2038[2,3]	714,856
1,000,000	Series 2023-2A, Class ER, 11.550% (3-Month Term SOFR+788 basis points), 4/21/2038[1,2,3]	957,406
1,500,000	Series 2023-3A, Class D1R, 6.722% (3-Month Term SOFR+305 basis points), 7/15/2038[1,2,3]	1,493,162
2,000,000	Series 2025-1A, Class D, 6.772% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	1,990,994
750,000	Series 2025-1A, Class E, 9.672% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	746,466
1,000,000	Series 2025-2A, Class D, 6.672% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3]	995,443
2,000,000	Series 2023-4A, Class ER, 9.418% (3-Month Term SOFR+575 basis points), 1/18/2039[2,3]	1,929,293
1,000,000	Series 2026-1A, Class D1A, 0.000% (3-Month Term SOFR+320 basis points), 4/15/2039[1,2,3]	1,000,000
17

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 9.949% (3-Month Term SOFR+628 basis points), 7/14/2031[1,2,3]	$1,875,923
1,000,000	Kennedy Lewis CLO 7 Ltd. Series 7A, Class D1R, 7.669% (3-Month Term SOFR+400 basis points), 4/22/2037[2,3]	980,047
	KKR CLO Ltd.
1,553,537	Series 18, Class A1R2, 4.718% (3-Month Term SOFR+105 basis points), 10/18/2035[1,2,3]	1,552,632
1,500,000	Series 2013-1A, Class D1R3, 7.085% (3-Month Term SOFR+325 basis points), 10/15/2038[1,2,3]	1,497,720
	Madison Park Funding Ltd.
750,000	Series 2014-14A, Class CR4, 5.619% (3-Month Term SOFR+195 basis points), 10/22/2030[1,2,3]	753,361
1,800,000	Series 2019-34A, Class D1RR, 7.021% (3-Month Term SOFR+335 basis points), 10/16/2037[1,2,3]	1,745,745
1,000,000	Series 2018-27A, Class A1R, 4.868% (3-Month Term SOFR+120 basis points), 4/20/2038[1,2,3]	1,000,263
1,000,000	Madison Park Funding LVIII Ltd. Series 2024-58A, Class E, 10.318% (3-Month Term SOFR+665 basis points), 4/25/2037[2,3]	923,040
	Magnetite CLO Ltd.
1,250,000	Series 2024-44A, Class D1, 6.522% (3-Month Term SOFR+285 basis points), 10/15/2037[1,2,3]	1,245,126
1,000,000	Series 2020-28A, Class D1RR, 6.372% (3-Month Term SOFR+270 basis points), 1/15/2038[1,2,3]	986,695
5,955,000	Series 2020-26A, Class D1R2, 6.168% (3-Month Term SOFR+250 basis points), 1/25/2038[1,2,3]	5,818,151
750,000	Series 2020-27A, Class D1RR, 6.318% (3-Month Term SOFR+265 basis points), 10/20/2038[1,2,3]	738,402
1,000,000	Marble Point CLO Ltd. Series 2019-1A, Class BR2, 5.271% (3-Month Term SOFR+160 basis points), 7/23/2032[1,2,3]	1,001,873
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 6.918% (3-Month Term SOFR+325 basis points), 1/20/2038[1,2,3]	1,377,646
1,500,000	Series 2025-2A, Class D1, 6.968% (3-Month Term SOFR+330 basis points), 4/20/2038[1,2,3]	1,507,841
1,000,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[1,2,3]	1,002,245
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 6.768% (3-Month Term SOFR+310 basis points), 10/20/2037[1,2,3]	990,169
1,000,000	Series 2021-1A, Class ER, 9.731% (3-Month Term SOFR+606 basis points), 10/23/2037[1,2,3]	951,545
18

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-19A, Class D1R, 6.672% (3-Month Term SOFR+300 basis points), 7/15/2038[1,2,3,6]	$997,500
1,000,000	Series 2023-19A, Class D2R, 8.172% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	977,101
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.272% (3-Month Term SOFR+460 basis points), 7/15/2037[1,2,3]	985,586
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 10.498% (3-Month Term SOFR+683 basis points), 4/15/2038[1,2,3]	1,000,000
2,000,000	Series 2017-16SA, Class D1R2, 6.372% (3-Month Term SOFR+270 basis points), 4/15/2039[1,2,3]	1,972,438
2,000,000	Series 2019-32RA, Class D1, 6.618% (3-Month Term SOFR+295 basis points), 7/20/2039[1,2,3]	1,982,522
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2021-41A, Class DR, 6.472% (3-Month Term SOFR+280 basis points), 4/15/2034[1,2,3]	987,099
1,000,000	Series 2018-27A, Class D2R, 8.172% (3-Month Term SOFR+450 basis points), 7/15/2038[1,2,3]	985,062
1,000,000	Series 2018-28A, Class D1R, 6.868% (3-Month Term SOFR+320 basis points), 10/20/2038[1,2,3]	996,103
2,500,000	Series 2019-31A, Class AR2, 4.898% (3-Month Term SOFR+123 basis points), 1/20/2039[1,2,3]	2,500,732
1,000,000	Series 2019-33A, Class D2R2, 7.821% (3-Month Term SOFR+415 basis points), 4/16/2039[1,2,3]	989,781
1,000,000	Series 2025-60A, Class E, 10.149% (3-Month Term SOFR+648 basis points), 4/22/2039[1,2,3]	981,429
1,500,000	Series 2020-36RA, Class D, 6.418% (3-Month Term SOFR+275 basis points), 7/20/2039[1,2,3]	1,483,497
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 6.522% (3-Month Term SOFR+285 basis points), 1/15/2038[1,2,3]	995,811
1,000,000	Series CLO-4A, Class ER, 10.578% (3-Month Term SOFR+691 basis points), 3/20/2038[1,2,3]	969,118
2,000,000	Series CLO-9A, Class D1, 6.509% (3-Month Term SOFR+280 basis points), 4/22/2039[1,2,3]	2,000,000
1,000,000	Series CLO-9A, Class E, 9.009% (3-Month Term SOFR+530 basis points), 4/22/2039[1,2,3]	1,000,000
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DR, 6.772% (3-Month Term SOFR+310 basis points), 7/15/2038[1,2,3]	992,256
1,500,000	Series 2022-1A, Class ER, 9.672% (3-Month Term SOFR+600 basis points), 7/15/2038[1,2,3]	1,429,195
19

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,000,000	Series 2023-2A, Class A1R, 5.018% (3-Month Term SOFR+135 basis points), 7/20/2038[1,2,3]	$2,002,897
2,000,000	Series 2023-2A, Class D1R, 6.718% (3-Month Term SOFR+305 basis points), 7/20/2038[1,2,3]	1,990,746
1,000,000	Series 2023-2A, Class ER, 9.668% (3-Month Term SOFR+600 basis points), 7/20/2038[1,2,3]	966,357
	OCP CLO Ltd.
1,000,000	Series 2014-5A, Class BR, 5.730% (3-Month Term SOFR+206 basis points), 4/26/2031[1,2,3,6]	1,004,272
1,000,000	Series 2014-5A, Class CR, 6.830% (3-Month Term SOFR+316 basis points), 4/26/2031[1,2,3,6]	1,002,598
1,000,000	Series 2020-20A, Class D1R, 7.268% (3-Month Term SOFR+360 basis points), 4/18/2037[1,2,3]	993,729
1,000,000	Series 2021-22A, Class D1R, 6.668% (3-Month Term SOFR+300 basis points), 10/20/2037[1,2,3]	995,980
1,500,000	Octagon Investment Partners Ltd. Series 2018-18A, Class C, 6.633% (3-Month Term SOFR+296 basis points), 4/16/2031[1,2,3,6]	1,504,073
	Octagon Ltd.
1,000,000	Series 2021-1A, Class D, 7.034% (3-Month Term SOFR+336 basis points), 10/15/2034[2,3]	955,700
2,000,000	Series 2022-1A, Class D, 7.353% (3-Month Term SOFR+370 basis points), 5/15/2035[1,2,3]	1,936,116
1,000,000	Series 2023-1A, Class D1R, 6.418% (3-Month Term SOFR+275 basis points), 10/20/2038[1,2,3]	988,651
1,250,000	Series 2023-1A, Class ER, 9.418% (3-Month Term SOFR+575 basis points), 10/20/2038[1,2,3]	1,201,223
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.318% (3-Month Term SOFR+265 basis points), 1/20/2038[1,2,3]	1,972,552
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 6.579% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2,3]	1,002,607
1,000,000	Series 2018-18A, Class D, 6.784% (3-Month Term SOFR+311 basis points), 4/15/2031[1,2,3]	1,002,604
1,120,000	Series 2018-20A, Class C, 6.879% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2,3]	1,122,912
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,4,7,8]	—
	Post CLO Ltd.
750,000	Series 2021-1A, Class DR, 6.672% (3-Month Term SOFR+300 basis points), 10/15/2034[1,2,3]	741,376
2,000,000	Series 2022-1A, Class DR, 6.762% (3-Month Term SOFR+310 basis points), 4/20/2035[2,3]	1,980,712
20

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2024-1A, Class E, 10.468% (3-Month Term SOFR+680 basis points), 4/20/2037[1,2,3]	$984,082
750,000	Series 2023-1A, Class BR, 5.368% (3-Month Term SOFR+170 basis points), 10/20/2038[1,2,3]	750,457
1,500,000	Series 2023-1A, Class D1R, 6.518% (3-Month Term SOFR+285 basis points), 10/20/2038[1,2,3]	1,492,690
675,000	Series 2023-1A, Class D2R, 7.618% (3-Month Term SOFR+395 basis points), 10/20/2038[1,2,3]	667,530
1,000,000	Series 2025-1A, Class E, 9.110% (3-Month Term SOFR+540 basis points), 1/20/2039[1,2,3]	987,461
	Regatta Funding Ltd.
2,000,000	Series 2016-1A, Class A1R3, 4.755% (3-Month Term SOFR+107 basis points), 6/20/2034[1,2,3]	2,001,741
1,500,000	Series 2016-1A, Class ER3, 10.085% (3-Month Term SOFR+640 basis points), 6/20/2034[1,2,3]	1,371,682
1,500,000	Series 2017-1A, Class D1R, 7.368% (3-Month Term SOFR+370 basis points), 4/17/2037[1,2,3]	1,490,702
500,000	Series 2017-1A, Class D2R, 8.668% (3-Month Term SOFR+500 basis points), 4/17/2037[1,2,3]	491,596
1,300,000	Series 2021-3A, Class D1R, 6.772% (3-Month Term SOFR+310 basis points), 10/15/2037[1,2,3]	1,290,912
750,000	Series 2021-5A, Class D2R, 7.668% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	737,694
2,500,000	Series 2025-5A, Class D1, 6.472% (3-Month Term SOFR+280 basis points), 10/15/2038[1,2,3]	2,479,772
1,000,000	Series 2023-2A, Class D1R, 6.268% (3-Month Term SOFR+260 basis points), 1/25/2039[1,2,3]	980,879
1,500,000	Series 2019-2A, Class D1R2, 6.300% (3-Month Term SOFR+265 basis points), 4/15/2039[1,2,3]	1,475,272
1,000,000	Series 2019-2A, Class ER2, 9.300% (3-Month Term SOFR+565 basis points), 4/15/2039[1,2,3]	948,773
2,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.179% (3-Month Term SOFR+351 basis points), 1/18/2034[1,2,3]	2,404,607
	RR Ltd.
2,000,000	Series 2022-23A, Class DR2, 8.672% (3-Month Term SOFR+500 basis points), 7/15/2037[2,3]	1,942,613
750,000	Series 2022-21A, Class DR, 9.522% (3-Month Term SOFR+585 basis points), 7/15/2039[2,3]	723,517
2,000,000	Series 2024-36RA, Class C1R, 6.422% (3-Month Term SOFR+275 basis points), 1/15/2040[1,2,3]	1,979,628
	Sculptor CLO Ltd.
750,000	Series 30A, Class ER, 10.488% (3-Month Term SOFR+682 basis points), 7/20/2038[1,2,3]	715,553
21

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,500,000	Series 29A, Class D1R, 7.069% (3-Month Term SOFR+340 basis points), 7/22/2038[1,2,3]	$1,486,967
1,000,000	Series 29A, Class D2R, 8.019% (3-Month Term SOFR+435 basis points), 7/22/2038[1,2,3]	976,551
	Shackleton CLO Ltd.
1,250,000	Series 2019-14A, Class DRR, 6.668% (3-Month Term SOFR+300 basis points), 7/20/2034[1,2,3]	1,242,503
1,250,000	Series 2019-14A, Class ERR, 9.568% (3-Month Term SOFR+590 basis points), 7/20/2034[1,2,3]	1,159,535
	Signal Peak CLO Ltd.
1,000,000	Series 2017-4A, Class BR2, 5.318% (3-Month Term SOFR+165 basis points), 10/26/2034[1,2,3]	1,000,829
1,000,000	Series 2018-5A, Class D1R, 7.868% (3-Month Term SOFR+420 basis points), 4/25/2037[1,2,3]	991,235
2,000,000	Series 2016-3A, Class D1R4, 0.000% (3-Month Term SOFR+350 basis points), 4/23/2039[2,3]	2,000,000
	Silver Point CLO Ltd.
1,500,000	Series 2023-2A, Class D1R, 6.818% (3-Month Term SOFR+315 basis points), 4/20/2038[1,2,3]	1,479,954
1,500,000	Series 2025-12A, Class A1, 5.288% (3-Month Term SOFR+131 basis points), 10/15/2038[1,2,3]	1,499,062
2,350,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.320% (3-Month Term SOFR+265 basis points), 4/21/2038[1,2,3]	2,316,098
1,350,000	Sound Point CLO Ltd. Series 2018-2A, Class D, 6.930% (3-Month Term SOFR+326 basis points), 7/26/2031[1,2,3]	1,345,078
	Symphony CLO Ltd.
1,000,000	Series 2023-39A, Class AR, 4.998% (3-Month Term SOFR+133 basis points), 1/25/2038[1,2,3]	1,001,875
750,000	Series 2023-39A, Class ER, 9.168% (3-Month Term SOFR+550 basis points), 1/25/2038[2,3]	725,503
1,000,000	THL Credit Wind River CLO Ltd. Series 2019-3A, Class AR3, 4.992% (3-Month Term SOFR+120 basis points), 1/15/2038[2,3]	996,974
	Trestles CLO Ltd.
1,290,000	Series 2025-8A, Class D1, 6.668% (3-Month Term SOFR+300 basis points), 6/11/2035[1,2,3]	1,290,054
2,250,000	Series 2023-6A, Class A1R, 4.848% (3-Month Term SOFR+118 basis points), 4/25/2038[1,2,3]	2,246,265
	Trinitas CLO Ltd.
1,000,000	Series 2021-15A, Class E, 11.381% (3-Month Term SOFR+771 basis points), 4/22/2034[1,2,3]	882,500
22

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2022-21A, Class C1R, 5.618% (3-Month Term SOFR+195 basis points), 4/20/2038[1,2,3]	$1,006,103
2,000,000	Series 2025-34A, Class D1, 7.669% (3-Month Term SOFR+400 basis points), 4/22/2038[1,2,3]	1,997,843
1,000,000	Series 2025-34A, Class E, 10.829% (3-Month Term SOFR+716 basis points), 4/22/2038[1,2,3]	963,966
1,000,000	Series 2023-23A, Class D1R, 6.568% (3-Month Term SOFR+290 basis points), 10/20/2038[2,3]	995,171
750,000	Upland CLO Ltd. Series 2016-1A, Class CR, 6.829% (3-Month Term SOFR+316 basis points), 4/20/2031[1,2,3]	751,951
702,178	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.667% (3-Month Term SOFR+100 basis points), 7/30/2032[1,2,3]	703,015
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.518% (3-Month Term SOFR+285 basis points), 7/20/2032[1,2,3]	1,003,374
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 7.259% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2,3]	751,949
716,000	Series 2013-1A, Class CR, 6.884% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2,3]	717,864
1,325,000	Series 2016-1A, Class CR, 6.579% (3-Month Term SOFR+291 basis points), 1/20/2031[1,2,3]	1,328,451
1,250,000	Series 2018-2A, Class D, 6.684% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2,3,6]	1,254,699
1,000,000	Series 2013-3A, Class CRR, 7.181% (3-Month Term SOFR+351 basis points), 10/18/2031[1,2,3]	1,003,997
1,000,000	Series 2015-3A, Class CR4, 6.568% (3-Month Term SOFR+290 basis points), 10/20/2031[1,2,3]	1,001,082
5,000,000	Series 2017-3A, Class CRR, 6.768% (3-Month Term SOFR+310 basis points), 4/20/2034[1,2,3]	4,990,468
1,000,000	Series 2022-4A, Class ER, 10.368% (3-Month Term SOFR+670 basis points), 4/20/2037[1,2,3,6]	984,069
1,000,000	Series 2019-1A, Class A1RR, 5.042% (3-Month Term SOFR+137 basis points), 10/15/2037[1,2,3]	999,454
1,000,000	Series 2019-1A, Class D1RR, 6.722% (3-Month Term SOFR+305 basis points), 10/15/2037[1,2,3]	1,000,000
1,000,000	Series 2020-2A, Class D2RR, 7.668% (3-Month Term SOFR+400 basis points), 1/20/2038[1,2,3]	986,977
1,500,000	Series 2020-3A, Class ARR, 4.920% (3-Month Term SOFR+125 basis points), 1/20/2038[1,2,3]	1,499,053
1,000,000	Series 2020-3A, Class D1RR, 6.370% (3-Month Term SOFR+270 basis points), 1/20/2038[1,2,3]	986,580
23

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2020-3A, Class D2RR, 7.520% (3-Month Term SOFR+385 basis points), 1/20/2038[1,2,3]	$986,881
600,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.668% (3-Month Term SOFR+400 basis points), 10/20/2038[1,2,3]	591,490
	Whitebox CLO Ltd.
1,500,000	Series 2023-4A, Class D1R, 7.568% (3-Month Term SOFR+390 basis points), 4/20/2036[1,2,3]	1,499,895
1,000,000	Series 2023-4A, Class ER, 10.148% (3-Month Term SOFR+648 basis points), 4/20/2036[1,2,3]	974,272
1,500,000	Wind River CLO Ltd. Series 2021-4A, Class AR, 4.900% (3-Month Term SOFR+123 basis points), 1/20/2035[2,3,6]	1,500,453
1,000,000	Wonder Lake Park CLO Ltd. Series 2025-1A, Class E, 8.568% (3-Month Term SOFR+490 basis points), 7/24/2038[2,3]	967,766
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $325,472,485)	322,671,095
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
	Ajax Mortgage Loan Trust
400,000	Series 2020-B, Class A2, 2.864%, 5/25/2059	367,165
795,540	Series 2021-E, Class A2, 2.693%, 12/25/2060	607,808
371,623	Series 2021-F, Class A, 5.875%, 6/25/2061	372,048
3,648,845	Alternative Loan Trust Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,8]	70,780
650,000	Bellemeade Re Ltd. Series 2025-1, Class M2, 7.562% (30-Day SOFR Average+390 basis points), 10/25/2035[1,2,3]	668,666
	Chase Home Lending Mortgage Trust
320,615	Series 2024-5, Class A4, 6.000%, 4/25/2055[1,2,8]	322,270
2,272,735	Series 2025-8, Class A4, 6.000%, 6/25/2056[1,2,8]	2,285,751
2,443,671	Chase Mortgage Finance Trust Series 2007-A1, Class 1M, 6.228%, 2/25/2037[2,8]	2,343,257
1,393,040	CHL Mortgage Pass-Through Trust Series 2005-HYB2, Class M, 4.843%, 5/20/2035[2,8]	1,242,351
1,800,000	CIM Trust Series 2019-R5, Class B2, 5.016%, 9/25/2059	1,727,644
2,140,000	Citigroup Mortgage Loan Trust Series 2020-EXP1, Class M1, 4.467%, 5/25/2060	1,961,858
	COLT Mortgage Loan Trust
1,342,000	Series 2021-5, Class B2, 4.190%, 11/26/2066	1,131,951
400,000	Series 2022-1, Class M1, 3.662%, 12/27/2066	331,211
1,000,000	Series 2024-4, Class B2, 7.784%, 7/25/2069	1,013,672
24

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,000,000	Series 2025-7, Class B1, 6.922%, 6/25/2070	$1,001,845
	Connecticut Avenue Securities Trust
1,950,000	Series 2021-R02, Class 2B2, 9.862% (30-Day SOFR Average+620 basis points), 11/25/2041	1,995,326
1,920,000	Series 2021-R03, Class 1B2, 9.162% (30-Day SOFR Average+550 basis points), 12/25/2041	1,966,834
1,700,000	Series 2022-R01, Class 1B2, 9.662% (30-Day SOFR Average+600 basis points), 12/25/2041	1,744,878
1,610,000	Series 2022-R04, Class 1B2, 13.162% (30-Day SOFR Average+950 basis points), 3/25/2042	1,720,720
2,450,000	Series 2022-R05, Class 2B2, 10.662% (30-Day SOFR Average+700 basis points), 4/25/2042	2,583,745
1,646,000	Cross Mortgage Trust Series 2025-H6, Class B1B, 7.560%, 7/25/2070	1,638,603
	CSMC Trust
2,400,000	Series 2019-RPL1, Class B2, 4.073%, 7/25/2058	1,783,546
275,267	Series 2021-RPL4, Class A2, 7.559%, 12/27/2060	276,496
2,003,850	Series 2021-NQM7, Class B2, 4.353%, 10/25/2066	1,701,874
1,875,000	Series 2021-NQM8, Class B1, 4.211%, 10/25/2066	1,516,309
2,010,000	Deephaven Residential Mortgage Trust Series 2021-1, Class B2, 3.955%, 5/25/2065	1,823,486
1,320,427	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B, 4.233% (1-Month Term SOFR+55 basis points), 8/25/2047[2,3]	1,162,122
2,550,000	Easy Street Mortgage Loan Trust Series 2025-RTL2, Class A1, 5.606%, 10/25/2040	2,556,908
	EFMT
2,027,000	Series 2025-RTL1, Class M1, 6.394%, 11/25/2040	2,033,622
1,440,000	Series 2025-RTL1, Class M2, 8.334%, 11/25/2040	1,462,055
1,800,000	Series 2024-NQM1, Class B1B, 7.469%, 11/25/2069	1,801,489
	Fannie Mae REMICS
845,169	Series 2023-51, Class PO, 0.000%, 11/25/2053	724,368
1,071,690	Series 2023-54, Class PO, 0.000%, 11/25/2053	935,423
1,602,680	Series 2025-49, Class FA, 4.462% (30-Day SOFR Average+80 basis points), 6/25/2055	1,591,000
	FARM Mortgage Trust
1,314,261	Series 2021-1, Class B, 3.228%, 7/25/2051	997,768
2,821,166	Series 2023-1, Class B, 3.035%, 3/25/2052	2,184,581
2,191,654	Series 2025-2, Class B, 5.703%, 9/25/2055	1,927,309
	Fidelis Mortgage Trust
182,000	Series 2025-RTL1, Class B, 8.950%, 2/27/2040	182,845
955,000	Series 2025-RTL2, Class A1, 5.570%, 7/25/2040	958,225
25

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
358,371	Flagstar Mortgage Trust Series 2019-2, Class B3, 4.004%, 12/25/2049	$326,455
	Freddie Mac REMICS
2,042,631	Series 5266, Class FA, 4.482% (30-Day SOFR Average+82 basis points), 9/25/2052	2,020,156
1,072,156	Series 5325, Class SA, 4.076% (30-Day SOFR Average+1,140 basis points), 11/25/2052	990,574
1,303,758	Series 5435, Class BS, 4.601% (30-Day SOFR Average+1,193 basis points), 7/25/2054	1,195,390
1,854,557	Series 5502, Class FD, 5.262% (30-Day SOFR Average+160 basis points), 2/25/2055	1,879,608
1,000,000	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1, Class M, 4.500%, 11/25/2061	932,513
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA1, Class B2, 14.662% (30-Day SOFR Average+1,100 basis points), 3/25/2042	1,079,734
	GCAT Trust
2,328,332	Series 2025-INV5, Class A28, 5.162% (30-Day SOFR Average+150 basis points), 12/25/2055	2,358,335
1,000,000	Series 2026-NQM2, Class A1, 5.449%, 2/25/2071	999,983
	Government National Mortgage Association
1,023,280	Series 2024-79, Class VB, 5.441% (30-Day SOFR Average+1,095 basis points), 5/20/2054	986,059
383,760	Series 2025-4, Class FY, 5.273% (30-Day SOFR Average+160 basis points), 1/20/2055	387,103
	GS Mortgage-Backed Securities Trust
2,500,000	Series 2022-LTV1, Class A14, 3.000%, 6/25/2052	1,808,652
1,515,943	Series 2023-PJ6, Class A4, 6.500%, 4/25/2054[1,2,8]	1,545,472
2,116,801	Series 2025-PJ5, Class A2, 5.500%, 10/25/2055[1,2,8]	2,105,135
1,423,045	Series 2026-PJ1, Class A27, 4.912% (30-Day SOFR Average+125 basis points), 6/25/2056	1,423,037
2,350,000	Series 2020-NQM1, Class B1, 5.143%, 9/27/2060	2,264,942
2,559,189	HarborView Mortgage Loan Trust Series 2006-10, Class 1A1A, 4.191% (1-Month Term SOFR+51 basis points), 11/19/2036[2,3]	2,075,292
204,103	HomeBanc Mortgage Trust Series 2006-1, Class 3A2, 4.673%, 4/25/2037[2,8]	186,190
1,700,000	HOMES Trust Series 2025-NQM3, Class B1, 7.412%, 2/25/2070	1,715,905
	Homeward Opportunities Fund Trust
1,500,000	Series 2024-RRTL2, Class M1, 8.164%, 9/25/2039	1,502,998
922,000	Series 2024-RRTL2, Class M2, 9.081%, 9/25/2039	922,954
2,250,000	Series 2025-RRTL2, Class M1, 6.536%, 9/25/2040	2,266,873
454,945	IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A1, 3.844%, 9/25/2035[2,8]	370,694
26

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JP Morgan Mortgage Trust
2,096,168	Series 2021-12, Class B5, 3.159%, 2/25/2052	$1,698,240
4,295,028	Series 2023-2, Class A2, 5.500%, 7/25/2053[1,2,8]	4,276,942
2,394,832	Series 2023-6, Class A3, 5.500%, 12/26/2053[1,2,8]	2,384,747
2,041,938	Series 2024-CCM1, Class A3, 5.500%, 4/25/2055[1,2,8]	2,033,339
2,295,740	Series 2024-INV1, Class A3, 5.500%, 4/25/2055[1,2,8]	2,288,827
1,273,257	Series 2024-12, Class A2, 6.000%, 6/25/2055[1,2,8]	1,282,866
2,478,283	Series 2025-CCM1, Class A2, 5.500%, 6/25/2055[1,2,8]	2,467,847
1,000,000	Series 2025-5MPR, Class B1, 7.220%, 11/25/2055	1,011,424
	LHOME Mortgage Trust
1,800,000	Series 2024-RTL5, Class M2, 8.180%, 9/25/2039	1,806,896
1,000,000	Series 2025-RTL1, Class M2, 8.379%, 1/25/2040	1,017,887
2,100,000	Series 2025-RTL3, Class M1, 6.891%, 8/25/2040	2,115,805
1,400,000	Series 2026-RTL1, Class M2, 7.694%, 1/25/2041	1,400,623
2,000,000	MFA Trust Series 2024-RTL3, Class A2, 6.539%, 11/25/2039	2,013,554
3,025,000	Mill City Mortgage Loan Trust Series 2019-GS2, Class B2, 3.250%, 8/25/2059	2,314,246
1,784,863	Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class B1, 4.293% (1-Month Term SOFR+61 basis points), 4/25/2035[2,3]	1,572,807
	Morgan Stanley Residential Mortgage Loan Trust
1,756,344	Series 2024-INV3, Class A1, 6.500%, 6/25/2054[1,2,8]	1,797,307
1,935,150	Series 2025-1, Class A1, 6.000%, 3/25/2055[1,2,8]	1,949,755
980,891	Series 2026-INV1, Class A9, 4.812% (30-Day SOFR Average+115 basis points), 2/25/2061	977,373
620,000	Series 2025-SPL1, Class M1, 4.250%, 2/25/2065	557,707
1,360,000	Series 2025-SPL1, Class B1, 4.250%, 2/25/2065	1,281,547
	New Residential Mortgage Loan Trust
190,000	Series 2024-RTL1, Class M1, 9.298%, 3/25/2039	190,318
513,547	Series 2014-3A, Class B4, 5.341%, 11/25/2054	505,825
1,292,000	Series 2021-NQ1R, Class B2, 4.328%, 7/25/2055	1,151,797
500,660	Series 2016-4A, Class B5, 4.621%, 11/25/2056	481,337
2,231,306	Series 2018-1A, Class B6, 5.590%, 12/25/2057[1,2,8]	1,878,351
500,000	Series 2019-RPL3, Class B3, 3.970%, 7/25/2059	421,830
3,120,000	Series 2023-NQM1, Class B2, 7.473%, 10/25/2063	3,115,139
1,315,000	Series 2024-NQM1, Class B2, 7.921%, 3/25/2064	1,343,562
2,800,000	NYMT Loan Trust Series 2025-INV1, Class B1, 7.000%, 4/25/2060	2,789,354
	OBX Trust
959,768	Series 2025-R1, Class A3, 5.193%, 9/25/2062	955,335
1,000,000	Series 2025-R1, Class M1, 5.754%, 9/25/2062	1,001,202
27

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	PMT Loan Trust
1,469,532	Series 2026-INV1, Class A36, 4.962% (30-Day SOFR Average+130 basis points), 1/25/2057	$1,467,682
2,000,000	Series 2026-INV3, Class A36, 5.021% (30-Day SOFR Average+135 basis points), 2/25/2057	2,001,948
2,000,000	PRET Trust Series 2025-RPL4, Class M2, 4.000%, 3/25/2065	1,823,158
	PRPM LLC
2,989,000	Series 2025-6, Class A2, 8.326%, 8/25/2028[1,2,5]	2,995,940
910,981	Series 2025-7, Class A1, 5.503%, 8/25/2030	912,455
1,250,000	Series 2025-7, Class A2, 7.449%, 8/25/2030[1,2,5]	1,251,701
2,139,000	Series 2025-7, Class M1, 10.551%, 8/25/2030	2,153,211
2,000,000	Series 2024-RCF1, Class M2, 4.000%, 1/25/2054[1,2,5]	1,910,520
1,000,000	Series 2024-RCF4, Class M1, 4.000%, 7/25/2054	963,250
2,750,000	Series 2025-RPL3, Class M2, 3.250%, 4/25/2055	2,546,863
1,145,000	Series 2025-RCF4, Class M2, 4.500%, 8/25/2055	1,054,146
1,050,000	Series 2026-RCF2, Class M1, 5.500%, 3/25/2056	1,025,023
1,050,000	Series 2026-RCF2, Class M2, 5.500%, 3/25/2056	990,034
	PRPM Trust
1,055,000	Series 2026-RCF1, Class M2, 5.500%, 1/25/2056	1,013,993
500,000	Series 2024-NQM3, Class B1, 7.339%, 8/25/2069	503,687
1,833,108	RCO Mortgage LLC Series 2025-5, Class A1, 5.418%, 10/25/2030	1,838,266
	Redwood Funding Trust
1,836,755	Series 2025-2, Class A, 7.112%, 10/25/2055	1,850,599
837,564	Series 2025-3, Class A, 6.231%, 12/27/2056	844,060
2,896,000	Series 2025-3, Class B, 7.749%, 12/27/2056	2,930,155
	Saluds Grade Alternative Mortgage Trust
750,000	Series 2025-RRTL1, Class A1, 5.320%, 10/25/2040	753,276
2,000,000	Series 2025-RRTL1, Class M2, 8.417%, 10/25/2040	1,985,294
1,375,000	Sequoia Mortgage Trust Series 2026-HYB1, Class A1B, 4.674%, 4/25/2056	1,377,848
750,000	Splitero Trust Series 2025-1, Class B1, 7.000%, 12/25/2055[1,2,5]	688,804
1,155,000	Starwood Mortgage Residential Trust Series 2020-3, Class B2, 4.750%, 4/25/2065	1,009,575
410,428	Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1M, 4.466% (1-Month Term SOFR+79 basis points), 10/19/2034[2,3]	359,191
	Toorak Mortgage Trust
2,365,000	Series 2024-2, Class A2, 8.647%, 10/25/2031	2,385,564
1,500,000	Series 2024-RRTL2, Class B1, 8.178%, 9/25/2039	1,511,148
28

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Towd Point Mortgage Trust
2,000,000	Series 2017-4, Class B4, 3.631%, 6/25/2057	$1,552,096
1,287,812	Series 2021-R1, Class B1, 0.000%, 11/30/2060	537,283
943,000	Series 2021-R1, Class B2, 0.000%, 11/30/2060	370,908
2,060,405	Series 2021-R1, Class B3, 0.000%, 11/30/2060	731,949
14,568,970	Series 2021-SJ2, Class XS3, 0.000%, 12/25/2061[1,2,8]	165,868
14,568,970	Series 2021-SJ2, Class X, 0.000%, 12/25/2061[1,2,8]	271,551
1,167,000	Series 2021-SJ2, Class B1, 4.311%, 12/25/2061[1,2,8]	1,068,369
1,218,620	Series 2021-SJ2, Class B3, 4.311%, 12/25/2061[1,2,8]	957,326
1,242,926	Series 2021-SJ2, Class B4, 4.311%, 12/25/2061[1,2,8]	947,471
	TVC Mortgage Trust
1,000,000	Series 2026-RRTL1, Class M1, 6.340%, 2/25/2041	1,002,448
1,000,000	Series 2026-RRTL1, Class M2, 8.087%, 2/25/2041	1,007,379
	Verus Securitization Trust
2,340,000	Series 2022-1, Class B2, 3.975%, 1/25/2067	1,760,925
1,087,000	Series 2022-1, Class B1, 4.007%, 1/25/2067	861,368
393,000	Series 2023-INV2, Class M1, 7.350%, 8/25/2068	393,730
476,000	Series 2023-INV2, Class B1, 8.002%, 8/25/2068	476,830
373,000	Series 2023-6, Class B1, 7.762%, 9/25/2068	374,868
634,000	Series 2023-7, Class B1, 7.898%, 10/25/2068	640,429
1,750,000	Series 2024-INV1, Class B2, 8.441%, 3/25/2069	1,763,872
392,000	Series 2024-6, Class B1, 7.221%, 7/25/2069	395,761
2,300,000	Series 2024-INV2, Class B2, 7.918%, 8/26/2069	2,301,357
2,510,000	Series 2024-7, Class B2, 7.802%, 9/25/2069	2,514,566
1,000,000	Series 2025-2, Class B1, 6.966%, 3/25/2070	1,004,417
1,784,000	Series 2025-4, Class B2, 7.449%, 5/25/2070	1,766,824
1,500,000	Series 2026-1, Class B1, 6.467%, 1/25/2071	1,510,273
466,000	Visio Trust Series 2023-2, Class M1, 7.707%, 10/25/2058	468,102
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $198,893,471)	199,139,013
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
904,146	AG Trust Series 2024-NLP, Class D, 8.327% (1-Month Term SOFR+465 basis points), 8/15/2041[1,3]	902,002
	Atrium Hotel Portfolio Trust
2,000,000	Series 2025-ATRM, Class D, 6.973% (1-Month Term SOFR+330 basis points), 8/15/2042[1,3]	1,986,604
1,000,000	Series 2025-ATRM, Class G, 10.423% (1-Month Term SOFR+675 basis points), 8/15/2042[1,3]	996,283
779,307	BANK Series 2018-BN14, Class A2, 4.128%, 9/15/2060[2]	774,475
29

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,765,000	BMO Mortgage Trust Series 2022-C2, Class XD, 2.310%, 7/15/2054[1,8]	$226,384
	BWAY Mortgage Trust
1,156,757	Series 2013-1515, Class A2, 3.454%, 3/10/2033[1,2]	1,112,050
1,250,000	Series 2013-1515, Class B, 3.473%, 3/10/2033[1,2]	1,158,901
2,200,000	BX Commercial Mortgage Trust Series 2024-BIO2, Class D, 7.713%, 8/13/2041[1,8]	2,130,638
	BXHPP Trust
1,500,000	Series 2021-FILM, Class A, 4.437% (1-Month Term SOFR+76 basis points), 8/15/2036[1,3]	1,426,970
1,500,000	Series 2021-FILM, Class B, 4.687% (1-Month Term SOFR+101 basis points), 8/15/2036[1,3]	1,390,407
1,825,000	CEDR Commercial Mortgage Trust Series 2022-SNAI, Class E, 6.692% (1-Month Term SOFR+302 basis points), 2/15/2039[1,3]	1,769,657
1,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class B, 4.346%, 11/10/2048[2,8]	926,185
	COMM Mortgage Trust
2,483,073	Series 2013-CR12, Class AM, 4.300%, 10/10/2046[2]	2,381,839
1,855,732	Series 2014-UBS4, Class AM, 3.968%, 8/10/2047[2]	1,824,185
2,930,000	DBC Mortgage Trust Series 2025-DBC, Class D, 6.273% (1-Month Term SOFR+260 basis points), 11/15/2042[1,2,3]	2,946,484
1,487,111	Government National Mortgage Association Series 2025-100, Class JS, 5.849% (30-Day SOFR Average+1,595 basis points), 6/20/2055	1,437,412
	GS Mortgage Securities Corp Trust
285,441	Series 2020-DUNE, Class D, 5.840% (1-Month Term SOFR+216 basis points), 12/15/2036[1,3]	279,082
81,555	Series 2020-DUNE, Class E, 6.440% (1-Month Term SOFR+276 basis points), 12/15/2036[1,3]	78,147
1,962,532	Series 2015-GC30, Class B, 3.887%, 5/10/2050[2,8]	1,910,035
1,000,000	HLTN Commercial Mortgage Trust Series 2024-DPLO, Class C, 6.213% (1-Month Term SOFR+254 basis points), 6/15/2041[1,3]	1,001,801
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,282,438	Series 2022-NLP, Class B, 5.029% (1-Month Term SOFR+136 basis points), 4/15/2037[1,3]	2,244,175
282,395	Series 2021-2NU, Class C, 2.076%, 1/5/2040[1,8]	245,525
2,700,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class B, 4.068%, 7/15/2048[2,8]	2,575,074
3,000,000	Life Mortgage Trust Series 2022-BMR2, Class A1, 4.968% (1-Month Term SOFR+130 basis points), 5/15/2039[1,2,3]	2,898,360
30

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,645,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.137% (1-Month Term SOFR+246 basis points), 3/15/2038[1,3]	$1,461,689
1,115,000	OWS Real Estate Finance LLC Series 2025-MARG2, Class A, 7.750% (1-Month Term SOFR+400 basis points), 8/15/2034[1,3]	1,116,898
1,300,000	PRM7 Trust Series 2025-PRM7, Class D, 5.661%, 11/10/2042[1,8]	1,298,573
503,443	SMR Mortgage Trust Series 2022-IND, Class B, 6.073% (1-Month Term SOFR+240 basis points), 2/15/2039[1,3]	503,945
2,000,000	VTR Commercial Mortgage Trust Series 2025-STEM, Class D, 6.060%, 10/13/2039[1,8]	1,999,512
250,000	WB Commercial Mortgage Trust Series 2024-HQ, Class D, 7.477%, 3/15/2040[1,8]	248,739
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $41,385,572)	41,252,031

Number of Shares
	COMMON STOCKS — 19.0%
	COMMUNICATIONS — 0.9%
54,706	Electronic Arts, Inc.[9]	11,152,912

	CONSUMER DISCRETIONARY — 0.8%
55,760	Berto Acquisition Corp.[6]	571,540
218,865	Tri Pointe Homes, Inc.*	10,227,562
		10,799,102
	ENERGY — 0.1%
38,267	Coterra Energy, Inc.	1,344,702

	FINANCIALS — 8.6%
51,740	1RT Acquisition Corp. - Class A*,6	524,644
6,586	A Paradise Acquisition Corp. - Class A*,6	66,980
33,356	AA Mission Acquisition Corp. II - Class A*,6	334,561
26,254	Activate Energy Acquisition Corp. - Class A*,6	259,652
115,152	Agriculture & Natural Solutions Acquisition Corp. - Class A*,6,9	1,298,915
26,484	Aimei Health Technology Co., Ltd.[6]	301,123
133,576	Air Lease Corp.[9]	8,674,425
26,328	Alussa Energy Acquisition Corp. II - Class A*,6	262,753
6,676	American Exceptionalism Acquisition Corp. - Class A*,6	72,301
52,730	Andretti Acquisition Corp. II - Class A*,6	561,838
86,600	Apex Treasury Corp. - Class A*,6	865,134
27,224	Archimedes Tech SPAC Partners III Co.*,6	268,156
73,517	Armada Acquisition Corp. II - Class A*,6	757,960
31

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
64,205	Artius II Acquisition, Inc. - Class A*,6	$663,238
93,043	Axiom Intelligence Acquisition Corp. I - Class A*,6	942,526
20,965	Bain Capital GSS Investment Corp.*,6	211,994
46,804	Black Spade Acquisition III Co. - Class A*,6	460,551
132,939	Blue Foundry Bancorp*	1,760,112
42,218	Blue Water Acquisition Corp. - Class A*,6	434,423
44,193	Bluerock Acquisition Corp. - Class A*,6	437,511
98,562	BTC Development Corp. - Class A*,6	984,634
13,165	Bullpen Parlay Acquisition Co. - Class A*,6	131,782
62,898	Cal Redwood Acquisition Corp. - Class A*,6	638,415
41,145	Cambridge Acquisition Corp. - Class A*,6	406,101
53,852	Cantor Equity Partners I, Inc. - Class A*,6	565,446
170,011	Cantor Equity Partners III, Inc. - Class A*,6	1,752,813
134,266	Cantor Equity Partners IV, Inc. - Class A*,6,9	1,368,171
79,943	Cantor Equity Partners V, Inc. - Class A*,6	807,424
27,433	Cantor Equity Partners VI, Inc. - Class A*,6	277,622
249,562	Centurion Acquisition Corp. - Class A*,6,9	2,689,031
85,493	ChampionsGate Acquisition Corp. - Class A*,6	875,448
107,263	Charlton Aria Acquisition Corp. - Class A*,6	1,133,770
34,167	Cohen Circle Acquisition Corp. II - Class A*,6	349,187
54,872	Colombier Acquisition Corp. II - Class A*,6	552,012
82,179	Columbus Circle Capital Corp. II - Class A*,6	807,820
79,620	Crane Harbor Acquisition Corp. II - Class A*,6	788,238
53,648	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*,6	538,626
66,627	D Boral ARC Acquisition I Corp. - Class A*,6	674,265
138,477	Digital Asset Acquisition Corp. - Class A*,6,9	1,418,004
3,279	DigitalBridge Group, Inc.	50,562
299,907	Drugs Made In America Acquisition Corp.*,6,9	3,149,023
142,639	Drugs Made In America Acquisition II Corp.*,6	1,423,537
24,440	Duddell Street Acquisition Corp. - Class A*,6	242,200
111,160	Dune Acquisition Corp. II - Class A*,6	1,148,283
46,563	Dynamix Corp. III - Class A*,6	461,905
108,144	EQV Ventures Acquisition Corp. II - Class A*,6	1,091,173
46,379	Evolution Global Acquisition Corp. - Class A*,6	462,399
75,045	Fifth Era Acquisition Corp. I - Class A*,6	772,213
39,098	FIGX Capital Acquisition Corp. - Class A*,6	396,063
47,009	FutureCrest Acquisition Corp. - Class A*,6	472,911
74,894	Gesher Acquisition Corp. II - Class A*,6	775,902
28,244	GigCapital7 Corp. - Class A*,6	300,799
63,335	Globa Terra Acquisition Corp. - Class A*,6	649,184
69,628	Gores Holdings X, Inc. - Class A*,6	711,598
32

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
181,350	GP-Act III Acquisition Corp. - Class A*,6,9	$1,965,834
91,782	Graf Global Corp. - Class A*,6,9	982,985
47,064	GSR IV Acquisition Corp. - Class A*,6	472,052
65,666	Hall Chadwick Acquisition Corp.*,6	652,063
13,127	Haymaker Acquisition Corp. 4[9]	150,435
16,122	Helix Acquisition Corp. III - Class A*,6	166,057
230,837	Heritage Commerce Corp.	2,880,846
33,650	Highview Merger Corp. - Class A*,6	338,183
66,458	Inflection Point Acquisition Corp. III - Class A*,6	678,536
72,164	Insight Digital Partners II - Class A*,6	718,753
23,882	International Money Express, Inc.*	377,336
64,856	Invest Green Acquisition Corp. - Class A*,6	644,669
55,162	Iris Acquisition Corp. II - Class A*,6	541,691
79,589	Iron Horse Acquisition II Corp.*,6	785,543
39,808	ITHAX Acquisition Corp. III - Class A*,6	394,099
80,351	Jackson Acquisition Co. II - Class A*,6	850,917
37,263	Jena Acquisition Corp. II - Class A*,6	380,828
16,167	K&F Growth Acquisition Corp. II - Class A*,6	168,783
48,015	K2 Capital Acquisition Corp. - Class A*,6	473,908
34,132	KRAKacquisition Corp. - Class A*,6	336,542
39,769	LaFayette Acquisition Corp.*,6	396,099
66,336	Lafayette Digital Acquisition Corp. I*,6	654,073
191,384	Launch One Acquisition Corp. - Class A*,6,9	2,043,981
141,548	Legato Merger Corp. III*,6,9	1,555,613
23,823	Legato Merger Corp. IV*,6	236,086
13,128	LF Capital Acquisition Corp. II - Class A*,6	130,295
194,016	Lionheart Holdings - Class A*,6,9	2,085,672
145,913	Live Oak Acquisition Corp. V - Class A*,6	1,517,495
81,880	M Evo Global Acquisition Corp. II - Class A*,6	805,699
53,609	M3-Brigade Acquisition VI Corp. - Class A*,6	538,770
116,287	Melar Acquisition Corp. I - Class A*,6	1,254,737
99,573	Meshflow Acquisition Corp. - Class A*,6	984,777
128,537	Mountain Lake Acquisition Corp. - Class A*,6,9	1,353,495
34,296	Muzero Acquisition Corp. - Class A*,6	338,159
4,056	New America Acquisition I Corp.*	40,601
156,973	NewHold Investment Corp. II - Class A*,6,9	1,630,949
10,807	OTG Acquisition Corp. I - Class A*,6	108,718
24,044	Oyster Enterprises II Acquisition Corp. - Class A*,6	245,730
84,600	Pioneer Acquisition I Corp. - Class A*,6	859,536
40,035	Plum Acquisition Corp. IV - Class A*,6	422,770
43,429	ProCap Acquisition Corp.*,6	442,542
33

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
31,324	Pyrophyte Acquisition Corp. - Class A4,6	$369,936
33,936	Pyrophyte Acquisition Corp. II - Class A*,6	342,414
101,200	Range Capital Acquisition Corp.*,6	1,064,624
70,628	Real Asset Acquisition Corp. - Class A*,6,9	740,888
53,000	Renatus Tactical Acquisition Corp. I - Class A*,6	544,840
55,418	Republic Digital Acquisition Co. - Class A*,6	566,372
41,885	RF Acquisition Corp. II*,6	457,803
56,996	Rithm Acquisition Corp. - Class A*,6	592,758
72,229	Roman DBDR Acquisition Corp. II - Class A*,6	756,238
39,380	Safeguard Acquisition Corp. - Class A*,6	391,831
88,538	SC II Acquisition Corp. - Class A*,6	883,609
206,171	Siddhi Acquisition Corp. - Class A*,6,9	2,140,055
46,622	Silicon Valley Acquisition Corp. - Class A*,6	461,092
69,880	Silverbox Corp. IV - Class A*,6	747,716
26,235	SilverBox Corp. V*,6	260,251
118,138	SIM Acquisition Corp. I - Class A*,6,9	1,267,621
62,936	Sizzle Acquisition Corp. II*,6,9	645,723
13,594	Solarius Capital Acquisition Corp. - Class A*,6	138,387
155,576	Soulpower Acquisition Corp. - Class A*,6	1,594,654
27,306	Space Asset Acquisition Corp. - Class A*,6	274,425
68,484	Spring Valley Acquisition Corp. IV - Class A*,6	678,676
52,690	Tailwind 2.0 Acquisition Corp. - Class A*,6	523,739
64,961	Tavia Acquisition Corp.*,6	686,638
102,526	Texas Ventures Acquisition III Corp. - Class A*,6,9	1,065,245
53,006	TGE Value Creative Solutions Corp. - Class A*,6	523,699
55,680	Titan Acquisition Corp. - Class A*,6	575,174
26,712	Trailblazer Acquisition Corp. - Class A*,6	268,456
40,468	Translational Development Acquisition Corp. - Class A*,6	427,342
152,016	Two Harbors Investment Corp.	1,736,023
188,942	Vendome Acquisition Corp. I - Class A*,6,9	1,913,982
85,695	Viking Acquisition Corp. I - Class A*,6	850,951
77,521	Vine Hill Capital Investment Corp.[6,9]	827,924
46,692	Vine Hill Capital Investment Corp. II - Class A*,6	462,251
54,669	Voyager Acquisition Corp.[6,9]	585,505
68,887	Webster Financial Corp.	4,782,136
76,154	Wen Acquisition Corp. - Class A*,6	775,248
48,371	Yorkville Acquisition Corp. - Class A*,6	489,031
		111,044,472
	HEALTH CARE — 3.5%
175,201	Amicus Therapeutics, Inc.*,9	2,533,407
49,197	Apellis Pharmaceuticals, Inc.	1,979,195
34

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
33,417	Arcellx, Inc.*	$3,836,940
8,836	AtriCure, Inc.*	252,091
201,752	Day One Biopharmaceuticals, Inc.*	4,325,563
22,812	Enhabit, Inc.*	321,421
183,595	Hologic, Inc.*,9	13,877,946
65,424	Masimo Corp.*	11,636,967
127,318	Terns Pharmaceuticals, Inc.*	6,712,205
		45,475,735
	INDUSTRIALS — 1.5%
88,592	Chart Industries, Inc.*,9	18,316,396
49,080	Great Lakes Dredge & Dock Co.	834,360
		19,150,756
	MATERIALS — 1.1%
1	Coeur Mining, Inc.*	16
323,084	Sealed Air Corp.[9]	13,585,682
		13,585,698
	REAL ESTATE — 1.5%
311,098	Kennedy-Wilson Holdings, Inc.	3,366,080
254,256	National Storage Affiliates Trust - REIT	9,595,621
6,003	Peakstone Realty Trust - REIT	125,403
337,303	Veris Residential, Inc. - REIT	6,364,908
		19,452,012
	TECHNOLOGY — 1.0%
286,980	Clearwater Analytics Holdings, Inc. - Class A*,9	6,787,077
237,454	Onestream, Inc.*	5,698,896
82,176	SEMrush Holdings, Inc. - Class A*	981,181
		13,467,154
	TOTAL COMMON STOCKS
	(Cost $242,705,707)	245,472,543

Principal Amount ($)
	CORPORATE BONDS — 0.3%
	FINANCIALS — 0.3%
1,000,000	Atlantic Union Bankshares Corp. 2.875% (3-Month Term SOFR+186 basis points), 12/15/2031[2,8]	926,768
1,000,000	Flushing Financial Corp. 3.125% (3-Month Term SOFR+204 basis points), 12/1/2031[2,8]	901,558
35

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount ($)		Value
	FINANCIALS (Continued)
1,550,000	NexBank Capital, Inc. 4.000% (3-Month Term SOFR+339 basis points), 8/15/2031[2,8]	$1,469,771
1,000,000	Valley National Bancorp 3.000% (3-Month Term SOFR+236 basis points), 6/15/2031[2,8]	959,016
		4,257,113
	TOTAL CORPORATE BONDS
	(Cost $4,167,666)	4,257,113

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 0.8%
	INVESTMENT PARTNERSHIPS — 0.8%
N/A	Residential Mortgage Loan Sponsor LLC - Class B4	1,723,287
N/A	Residential Mortgage Loan Sponsor LLC - Class C4	1,681,763
N/A	Residential Mortgage Loan Sponsor LLC - Class D4	2,574,550
N/A	Residential Mortgage Loan Sponsor LLC - Class E4	2,491,500
N/A	Residential Mortgage Loan Sponsor LLC - Class F4	1,432,613
		9,903,713
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $9,667,639)	9,903,713

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 28.3%
	CALL OPTIONS — 16.5%
	S&P 500 Index
3,121	Exercise Price: $6,000.00, Notional Amount: $1,872,600,000, Expiration Date: June 30, 2026	213,170,542
	TOTAL CALL OPTIONS
	(Cost $213,174,593)	213,170,542
	PUT OPTIONS — 11.8%
	S&P 500 Index
332	Exercise Price: $6,205.00, Notional Amount: $206,006,000, Expiration Date: April 30, 2026	2,150,696
3,121	Exercise Price: $7,000.00, Notional Amount: $2,184,700,000, Expiration Date: June 30, 2026	150,672,517
	TOTAL PUT OPTIONS
	(Cost $152,827,695)	152,823,213
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $366,002,288)	365,993,755
36

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
1,014	Abiomed, Inc., Expiration Date: December 30, 2029*,4	$1,034
78,255	Iron Horse Acquisition II Corp., Expiration Date: July 11, 2030*,6	9,391
48,015	K2 Capital Acquisition Corp., Expiration Date: July 30, 2027*,6	10,083
	TOTAL RIGHTS
	(Cost $1,034)	20,508

Number of Units
	SPECIAL PURPOSE ACQUISITION COMPANIES — 0.3%
	FINANCIALS — 0.3%
16,280	Centurion Acquisition Corp. - Class A4,6	—
20,349	Centurion Acquisition Corp. - Class B4,6	—
84,374	Future Money Acquisition Corp.*,6	842,053
8,198	GigCapital9 Corp.*,6	82,308
13,765	GP-Act III Acquisition Corp. - Class A4,6	—
17,206	GP-Act III Acquisition Corp. - Class B4,6	—
69,076	HCM IV Acquisition Corp.*,6	692,142
69,439	Idea Acquisition Corp.*,6	688,141
14,117	Inflection Point Acquisition Corp. VI*,6	142,864
10,682	Kensington Capital Acquisition Corp.*,6	107,247
49,216	Metals Acquisition Corp. II*,6	496,589
81,546	Mountain Lake Acquisition Corp. II*,6	809,752
28,160	Pono Capital Four, Inc.*,6	280,755
20,544	Spartacus Acquisition Corp. II*,6	206,056
15,200	Willow Lane Acquisition Corp. II*,6	153,520
		4,501,427
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
	(Cost $4,543,301)	4,501,427

Number of Shares
	WARRANTS — 0.0%
6,806	Archimedes Tech SPAC Partners III Co., Expiration Date: January 22, 2031*,6	3,743
2,209	Art Technology Acquisition Corp., Expiration Date: February 27, 2032*,6	667
17,830	Black Spade Acquisition III Co., Expiration Date: January 26, 2031*,6	6,240
13,715	Cambridge Acquisition Corp., Expiration Date: December 19, 2030*,6	3,840
6,859	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,6	4,596
26,421	Columbus Circle Capital Corp. II, Expiration Date: January 21, 2031*,6	8,190
6,110	Daedalus Special Acquisition Corp., Expiration Date: September 17, 2030*,6	2,383
13,352	FutureCrest Acquisition Corp., Expiration Date: November 5, 2030*,6	7,878
27,582	Iris Acquisition Corp. II, Expiration Date: February 24, 2031*,6	5,530
8,533	KRAKacquisition Corp., Expiration Date: March 20, 2031*,6	5,120
26,555	Lafayette Digital Acquisition Corp. I, Expiration Date: February 3, 2031*,6	6,134
6,564	LF Capital Acquisition Corp. II, Expiration Date: January 26, 2031*,6	1,382
37

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
34,076	M Evo Global Acquisition Corp. II, Expiration Date: February 19, 2031*,6	$11,075
17,148	Muzero Acquisition Corp., Expiration Date: December 10, 2030*,6	3,944
23,311	Silicon Valley Acquisition Corp., Expiration Date: September 18, 2031*,6	6,527
17,121	Spring Valley Acquisition Corp. IV, Expiration Date: January 30, 2031*,6	13,526
17,684	Vine Hill Capital Investment Corp. II, Expiration Date: December 16, 2030*,6	6,191
10,255	Yorkville Acquisition Corp., Expiration Date: June 6, 2030*,6	3,538
	TOTAL WARRANTS
	(Cost $0)	100,504

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 5.9%
1,077	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.51%[10]	1,077
76,599,465	UMB Bank, Money Market Special II Deposit Investment, 3.48%[10]	76,599,465
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,600,542)	76,600,542
	TOTAL INVESTMENTS — 105.3%
	(Cost $1,362,603,466)	1,362,513,285
	Liabilities in Excess of Other Assets — (5.3)%	(68,711,177)
	TOTAL NET ASSETS — 100.0%	$1,293,802,108

Number of Shares
	SECURITIES SOLD SHORT — (1.3)%
	COMMON STOCKS — (1.3)%
	ENERGY — (0.1)%
(26,789)	Devon Energy Corp.	(1,348,022)

	FINANCIALS — (0.5)%
(141,550)	Banco Santander S.A. - ADR[6]	(1,596,684)
(147,834)	CVB Financial Corp.	(2,866,501)
(86,410)	Fulton Financial Corp.	(1,757,580)
		(6,220,765)
	MATERIALS — (0.0)%
(1)	Coeur Mining, Inc.*	(19)

	REAL ESTATE — (0.7)%
(35,596)	Public Storage - REIT	(9,642,244)

	TOTAL COMMON STOCKS
	(Proceeds $17,755,403)	(17,211,050)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $17,755,403)	$(17,211,050)
38

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (5.1)%
	CALL OPTIONS — (1.5)%
	Clearwater Analytics Holdings, Inc. - Class A
(1,382)	Exercise Price: $25.00, Notional Amount: $(3,455,000), Expiration Date: June 18, 2026	$(3,455)
	Day One Biopharmaceuticals, Inc.
(64)	Exercise Price: $22.00, Notional Amount: $(140,800), Expiration Date: April 17, 2026	(160)
	S&P 500 Index
(3,121)	Exercise Price: $7,000.00, Notional Amount: $(2,184,700,000), Expiration Date: June 30, 2026	(19,322,111)
	Terns Pharmaceuticals, Inc.
(3)	Exercise Price: $55.00, Notional Amount: $(16,500), Expiration Date: April 17, 2026*	(23)
(707)	Exercise Price: $55.00, Notional Amount: $(3,888,500), Expiration Date: May 15, 2026*	(8,837)
	Two Harbors Investment Corp.
(24)	Exercise Price: $12.00, Notional Amount: $(28,800), Expiration Date: May 15, 2026	(120)
	TOTAL CALL OPTIONS
	(Proceeds $19,336,755)	(19,334,706)
	PUT OPTIONS — (3.6)%
	S&P 500 Index
(332)	Exercise Price: $6,855.00, Notional Amount: $(227,586,000), Expiration Date: April 30, 2026	(11,038,336)
(3,121)	Exercise Price: $6,000.00, Notional Amount: $(1,872,600,000), Expiration Date: June 30, 2026	(35,688,635)
	TOTAL PUT OPTIONS
	(Proceeds $46,560,197)	(46,726,971)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $65,896,952)	$(66,061,677)

ADR — American Depository Receipt

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $406,969,713, which represents 31.46% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated company.
[8]	Variable rate security.
39

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

[9]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $46,327,176, which represents 3.58% of the total net assets of the Fund.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

40

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2026 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Assets:
Investments, at cost	$1,438,341,837	$996,491,308
Investments in affiliated issuers, at cost	140,583,362	109,870
Purchased options contracts, at cost	-	366,002,288
Investments, at value	$1,450,576,200	$996,519,530
Investments in affiliated issuers, at value	150,174,520	-
Purchased options contracts, at value	-	365,993,755
Cash	-	10,699,600
Cash deposited with brokers for securities sold short and options contracts	85,751,114	17,362,931
Cash deposited with brokers for options contracts	15,021,771	11,421,647
Receivables:
Investment securities sold	6,551,171	366,933,696
Fund shares sold	1,133,637	1,443,866
Dividends and interest	966,155	5,901,108
Reclaims receivable	18,969	-
Prepaid expenses	47,040	71,882
Total assets	1,710,240,577	1,776,348,015
Liabilities:
Securities sold short, proceeds	$108,993,133	$17,755,403
Written options contracts, proceeds	114,648	65,896,952
Foreign currency due to custodian, proceeds	70	11
Securities sold short, at value	$105,679,473	$17,211,050
Written options contracts, at value	76,907	66,061,677
Foreign currency due to custodian, at value	69	11
Payables:
Due to custodian	342,492	-
Investment securities purchased	19,942,331	393,860,536
Fund shares redeemed	3,478,369	3,162,882
Advisory fees	1,664,203	1,320,806
Shareholder servicing fees (Note 8)	202,983	88,563
Distribution fees (Note 7)	17,663	32,602
Fund services fees	389,065	663,164
Trustees' deferred compensation (Note 3)	94,416	26,426
Shareholder reporting fees	77,569	43,418
Auditing fees	12,362	11,570
Chief Compliance Officer fees	8,298	34,280
Legal fees	6,895	18,826
Trustees' fees and expenses	202	244
Accrued other expenses	1,798	9,852
Total liabilities	131,995,095	482,545,907
Net Assets	$1,578,245,482	$1,293,802,108
41

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,551,699,052	$1,319,419,173
Total distributable earnings (accumulated deficit)	26,546,430	(25,617,065)
Net Assets	$1,578,245,482	$1,293,802,108
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$57,936,136	$37,348,408
Number of shares issued and outstanding	5,567,744	1,593,106
Redemption price per share*	$10.41	$23.44
Maximum sales charge (4.50% of offering price)**	0.49	1.10
Maximum offering price to public	$10.90	$24.54
Class C Shares:
Net assets applicable to shares outstanding	$3,357,351	$28,743,574
Number of shares issued and outstanding	319,372	1,196,369
Redemption price per share***	$10.51	$24.03
Class I Shares:
Net assets applicable to shares outstanding	$1,516,951,995	$1,227,710,126
Number of shares issued and outstanding	142,514,099	51,195,793
Redemption price per share	$10.64	$23.98

*	A Contingent Deferred Sales Charge ("CDSC") of 0.50% for both Funds may be imposed on certain redemptions of shares within 12 months of the date of purchase to the extent a finder's fee was paid on the sale of such shares.
**	There are no sales charges on investments of $250,000 or more for both Funds. On sales of $25,000 or more, the sales charge will be reduced for both Funds.
***	A CDSC of 1.00% for both Funds may be imposed on any redemptions of shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

42

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (Unaudited)

	First Trust Merger Arbitrage Fund	First Trust Multi-Strategy Fund
Investment Income:
Dividends	$5,885,703	$996,374
Interest	6,106,033	24,083,709
Total investment income	11,991,736	25,080,083

Expenses:
Advisory fees	9,752,078	7,256,300
Shareholder servicing fees - Class A (Note 8)	34,729	7,617
Shareholder servicing fees - Class C (Note 8)	731	5,910
Shareholder servicing fees - Class I (Note 8)	589,229	489,084
Distribution fees - Class A (Note 7)	71,427	44,230
Distribution fees - Class C (Note 7)	16,326	128,538
Dividends on securities sold short	2,456,353	365,092
Fund services fees	834,085	1,199,764
Shareholder reporting fees	100,383	125,973
Registration fees	39,521	63,341
Miscellaneous	17,527	22,309
Trustees' fees and expenses	12,038	11,983
Auditing fees	10,817	11,714
Legal fees	9,433	31,058
Chief Compliance Officer fees	6,310	37,826
Insurance fees	5,854	5,784
Interest expense	441	-
Total expenses	13,957,282	9,806,523
Net investment income (loss)	(1,965,546)	15,273,560

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	40,615,495	6,691,533
Investments in affiliated issuers	6,236,325	-
Purchased options contracts	(192,962)	(86,793,789)
Securities sold short	2,861,898	445,212
Written options contracts	104,047	79,266,213
Foreign currency transactions	(203)	(13)
Net realized gain (loss)	49,624,600	(390,844)
Net change in unrealized appreciation/depreciation on:
Investments	(28,010,945)	(11,028,354)
Investments in affiliated issuers	(5,542,303)	-
Purchased options contracts	-	138,807
Securities sold short	21,689,132	3,647,813
Written options contracts	(212,705)	354,300
Foreign currency translations	(524)	(83)
Net change in unrealized appreciation/depreciation	(12,077,345)	(6,887,517)
Net realized and unrealized gain (loss)	37,547,255	(7,278,361)
Net Increase (Decrease) in Net Assets from Operations	$35,581,709	$7,995,199

See accompanying Notes to Financial Statements.

43

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,965,546)	$(4,168,354)
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	49,624,600	75,532,569
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, securities sold short, written options contracts and foreign currency translations	(12,077,345)	11,830,937
Net increase (decrease) in net assets resulting from operations	35,581,709	83,195,152

Distributions to Shareholders:
Distributions:
Class A	(3,202,620)	(3,228,144)
Class C	(166,752)	(40,818)
Class I	(86,800,765)	(83,791,493)
Total distributions to shareholders	(90,170,137)	(87,060,455)

Capital Transactions:
Net proceeds from shares sold:
Class A	8,099,138	26,845,074
Class C	549,115	2,693,901
Class I	257,895,452	541,723,462
Reinvestment of distributions:
Class A	2,696,170	3,166,557
Class C	166,700	31,542
Class I	81,666,083	77,964,735
Cost of shares redeemed:
Class A	(7,677,042)	(28,982,536)
Class C	(325,140)	(108,424)
Class I1	(247,509,754)	(601,216,333)
Net increase (decrease) in net assets from capital transactions	95,560,722	22,117,978

Total increase (decrease) in net assets	40,972,294	18,252,675

Net Assets:
Beginning of period	1,537,273,188	1,519,020,513
End of period	$1,578,245,482	$1,537,273,188
44

First Trust Merger Arbitrage Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Capital Share Transactions:
Shares sold:
Class A	770,150	2,548,688
Class C	51,374	252,005
Class I	23,972,962	50,185,287
Shares reinvested:
Class A	262,018	307,135
Class C	15,998	3,018
Class I	7,762,936	7,411,097
Shares redeemed:
Class A	(731,324)	(2,755,857)
Class C	(30,856)	(10,041)
Class I	(23,122,033)	(55,574,319)
Net increase (decrease) in capital share transactions	8,951,225	2,367,013

[1]	Net of redemption fee proceeds of $0 and $6,476, respectively.

See accompanying Notes to Financial Statements.

45

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,273,560	$18,657,858
Net realized gain (loss) on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency transactions	(390,844)	31,185,240
Net change in unrealized appreciation/depreciation on investments, affiliated issuers, purchased options contracts, securities sold short, written options contracts and foreign currency translations	(6,887,517)	3,030,669
Net increase (decrease) in net assets resulting from operations	7,995,199	52,873,767

Distributions to Shareholders:
Distributions:
Class A	(1,110,971)	(1,699,662)
Class C	(691,875)	(633,635)
Class I	(36,396,969)	(54,768,194)
Total distributions to shareholders	(38,199,815)	(57,101,491)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,239,857	28,437,203
Class C	9,099,133	16,529,770
Class I	376,952,115	724,284,814
Reinvestment of distributions:
Class A	1,003,791	1,372,840
Class C	662,255	563,192
Class I	31,210,768	44,514,420
Cost of shares redeemed:
Class A	(3,541,914)	(11,760,013)
Class C1	(1,045,051)	(1,027,557)
Class I	(181,644,896)	(248,161,324)
Net increase (decrease) in net assets from capital transactions	242,936,058	554,753,345

Total increase (decrease) in net assets	212,731,442	550,525,621

Net Assets:
Beginning of period	1,081,070,666	530,545,045
End of period	$1,293,802,108	$1,081,070,666
46

First Trust Multi-Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Capital Share Transactions:
Shares sold:
Class A	427,005	1,186,107
Class C	370,342	675,088
Class I	15,391,886	29,627,357
Shares reinvested:
Class A	42,130	57,518
Class C	27,124	23,057
Class I	1,280,641	1,825,715
Shares redeemed:
Class A	(148,296)	(495,506)
Class C	(42,735)	(41,868)
Class I	(7,429,545)	(10,185,951)
Net increase (decrease) in capital share transactions	9,918,552	22,671,517

[1]	Net of redemption fee proceeds of $637 and $344, respectively.

See accompanying Notes to Financial Statements.

47

First Trust Merger Arbitrage Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2026 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$35,581,709
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,814,472,952)
Sales of long-term investments	2,568,690,738
Return of capital dividends received	554,795
Proceeds from securities sold short	489,669,169
Cover short securities	(571,122,143)
Proceeds from written options	2,151,476
Purchases/Sales of short-term investments, net	209,879,660
(Increase) Decrease in Assets:
Investment securities sold receivable	(5,572,770)
Dividends and interest receivables	1,071,100
Reclaims receivable	(7)
Prepaid expenses and other assets	(21,322)
Increase (Decrease) in Liabilities:
Cash due to custodian payable	342,492
Foreign currency payable	(34,082)
Investment securities purchased payable	760,465
Advisory fees payable	102,932
Dividends on securities sold short and Interest expense	(637,997)
Accrued expenses	162,123
Net realized (gain)/loss	(48,921,457)
Net change in unrealized appreciation/depreciation	12,076,821
Net cash provided by (used for) operating activities	(119,739,250)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	272,364,724
Cost of shares redeemed	(252,806,441)
Dividends paid to shareholders, net of reinvestments	(5,641,184)
Net cash provided by (used for) financing activities	13,917,099

Net increase (decrease) in cash	(105,822,151)

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at brokers	206,595,036
Total beginning cash and cash equivalents	206,595,036

Ending cash balance	-
Ending cash held at brokers	100,772,885
Total ending cash and cash equivalents	$100,772,885
Supplemental disclosure of interest expense paid	$538
Non cash financing activities not included herein consist of $84,528,953 of reinvested dividends.

See accompanying Notes to Financial Statements.

48

First Trust Multi-Strategy Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2026 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$7,995,199
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,547,791,198)
Sales of long-term investments	1,178,753,712
Return of capital dividends received	131,131
Proceeds from securities sold short	76,789,015
Cover short securities	(88,894,402)
Proceeds from written options	173,222,694
Closed written options	(70,847,347)
Purchases/Sales of short-term investments, net	38,298,550
(Increase) Decrease in Assets:
Investment securities sold receivable	(49,296,690)
Dividends and interest receivables	(26,325)
Prepaid expenses and other assets	(25,309)
Increase (Decrease) in Liabilities:
Foreign currency payable	(5,339)
Investment securities purchased payable	40,163,141
Advisory fees payable	283,055
Dividends on securities sold short and Interest expense	(151,925)
Accrued expenses	356,225
Net amortization on investments	(205,533)
Net realized (gain)/loss	(8,223)
Net change in unrealized appreciation/depreciation	6,887,434
Net cash provided by (used for) operating activities	(234,372,135)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	401,480,526
Cost of shares redeemed	(183,828,286)
Dividends paid to shareholders, net of reinvestments	(5,323,001)
Net cash provided by (used for) financing activities	212,329,239

Net increase (decrease) in cash	(22,042,896)

Cash and cash equivalents
Beginning cash balance	2,136,545
Beginning cash held at brokers	59,390,529
Total beginning cash and cash equivalents	61,527,074

Ending cash balance	10,699,600
Ending cash held at brokers	28,784,578
Total ending cash and cash equivalents	$39,484,178
Supplemental disclosure of interest expense paid	$48,274
Non cash financing activities not included herein consist of $32,876,814 of reinvested dividends.

See accompanying Notes to Financial Statements.

49

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.78	$10.86	$10.69	$10.40	$11.16	$10.33
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	0.02	(0.06)	(0.09)	(0.04)
Net realized and unrealized gain (loss)	0.25	0.61	0.54	0.43	0.18	0.96
Total from investment operations	0.22	0.55	0.56	0.37	0.09	0.92

Less Distributions:
From net investment income	(0.34)	(0.25)	(0.32)	-	(0.27)	-
From net realized gain	(0.25)	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)
Total distributions	(0.59)	(0.63)	(0.39)	(0.08)	(0.85)	(0.09)

Redemption Fee Proceeds	-	-	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.41	$10.78	$10.86	$10.69	$10.40	$11.16

Total return[3]	2.24%[4]	5.35%	5.40%	3.58%	0.91%	8.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57,936	$56,795	$56,089	$53,505	$80,293	$56,252

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[5]	2.07%[6]	2.05%	2.09%	2.07%	2.19%	2.08%
After fees waived and expenses absorbed/recovered[5]	2.07%[6]	2.05%	2.09%	2.07%	2.19%	2.08%
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.53)%[6]	(0.59)%	0.20%	(0.57)%	(0.86)%	(0.38)%
After fees waived and expenses absorbed/recovered	(0.53)%[6]	(0.59)%	0.20%	(0.57)%	(0.86)%	(0.38)%

Portfolio turnover rate	194%[4]	293%	403%	367%	294%	459%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of the sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. Prior to November 18, 2024, the CDSC was 1.00%. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short, interest expense and excise tax expense had been excluded, the expense ratios would have been lowered by 0.31% for six months ended March 31, 2026. For the years ended September 30, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.27%, 0.32%, 0.29%, 0.39%, and 0.23%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

50

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,	For the Period January 31, 2024* through September 30,
	(Unaudited)	2025	2024
Net asset value, beginning of period	$10.87	$11.01	$10.66
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.14)	(0.05)
Net realized and unrealized gain (loss)	0.24	0.62	0.40
Total from investment operations	0.18	0.48	0.35

Less Distributions:
From net investment income	(0.29)	(0.24)	-
From net realized gain	(0.25)	(0.38)	-
Total distributions	(0.54)	(0.62)	-

Net asset value, end of period	$10.51	$10.87	$11.01

Total return[2]	1.83%[3]	4.65%	3.28%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,357	$3,075	$417

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[4]	2.74%[5]	2.78%	2.76%[5]
After fees waived and expenses absorbed/recovered[4]	2.74%[5]	2.78%	2.76%[5]
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(1.21)%[5]	(1.32)%	(0.76)%[5]
After fees waived and expenses absorbed/recovered	(1.21)%[5]	(1.32)%	(0.76)%[5]

Portfolio turnover rate	194%[3]	293%	403%[3]

*	Commenced public offering on January 31, 2024.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	If dividends and interest on securities sold short, interest expense and excise tax expense had been excluded, the expense ratios would have been lowered by 0.31% for the six months ended March 31, 2026. For the year ended September 30, 2025 and the period January 31, 2024 through September 30, 2024 the ratios would have been lowered by 0.27% and 0.25%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

51

First Trust Merger Arbitrage Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.03	$11.09	$10.92	$10.61	$11.36	$10.48
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.03)	0.06	(0.03)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.25	0.63	0.55	0.43	0.19	0.98
Total from investment operations	0.24	0.60	0.61	0.40	0.13	0.97

Less Distributions:
From net investment income	(0.38)	(0.28)	(0.37)	(0.01)	(0.30)	-
From net realized gain	(0.25)	(0.38)	(0.07)	(0.08)	(0.58)	(0.09)
Total distributions	(0.63)	(0.66)	(0.44)	(0.09)	(0.88)	(0.09)

Redemption Fee Proceeds	-	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.64	$11.03	$11.09	$10.92	$10.61	$11.36

Total return[3]	2.31%[4]	5.74%	5.70%	3.82%	1.27%	9.30%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,516,952	$1,477,403	$1,462,514	$2,016,603	$2,095,039	$626,755

Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered[5]	1.78%[6]	1.73%	1.79%	1.75%	1.88%	1.77%
After fees waived and expenses absorbed/recovered[5]	1.78%[6]	1.73%	1.79%	1.75%	1.88%	1.77%
Ratio of expenses to average net assets (including dividends and interest on securities sold short, interest expense and excise tax expense):
Before fees waived and expenses absorbed/recovered	(0.24)%[6]	(0.27)%	0.53%	(0.25)%	(0.55)%	(0.07)%
After fees waived and expenses absorbed/recovered	(0.24)%[6]	(0.27)%	0.53%	(0.25)%	(0.55)%	(0.07)%

Portfolio turnover rate	194%[4]	293%	403%	367%	294%	459%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If dividends and interest on securities sold short, interest expense and excise tax expense had been excluded, the expense ratios would have been lowered by 0.31% for six months ended March 31, 2026. For the years ended September 30, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.27%, 0.32%, 0.29%, 0.39%, and 0.23%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

52

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.01	$24.31	$23.56	$23.20	$25.84	$23.90
Income from Investment Operations:
Net investment income (loss)[1]	0.28	0.49	0.74	0.27	0.36	0.86
Net realized and unrealized gain (loss)	(0.10)	0.91	1.41	1.28	(1.82)	2.34
Net increase from payments by affiliates	-	-	- [2,3]	-	-	- [2,4]
Total from investment operations	0.18	1.40	2.15	1.55	(1.46)	3.20

Less Distributions:
From net investment income	(0.71)	(1.41)	(1.40)	(0.54)	(0.24)	(0.89)
From net realized gain	(0.04)	(0.29)	-	-	-	-
From return of capital	-	-	-	(0.65)	(0.94)	(0.37)
Total distributions	(0.75)	(1.70)	(1.40)	(1.19)	(1.18)	(1.26)

Net asset value, end of period	$23.44	$24.01	$24.31	$23.56	$23.20	$25.84

Total return[5]	0.72%[6]	6.04%	9.38%	6.83%	(5.82)%	13.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,348	$30,552	$12,742	$9,539	$1,059	$1,900

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[7]	1.80%[8]	1.85%	1.90%	2.18%	2.33%	2.29%
After fees waived and expenses absorbed/recovered[7]	1.80%[8]	1.85%	1.90%	1.96%	2.02%	2.05%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.34%[8]	2.05%	3.08%	0.93%	1.12%	3.12%
After fees waived and expenses absorbed/recovered	2.34%[8]	2.05%	3.08%	1.15%	1.43%	3.36%

Portfolio turnover rate	43%[6]	191%	215%	254%	190%	170%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[6]	Not annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the six months ended March 31, 2026. For the years ended September 30, 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.06%, 0.07%, 0.12%, 0.17%, and 0.27%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

53

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,		For the Period November 14, 2022* through September 30,
	(Unaudited)	2025	2024	2023
Net asset value, beginning of period	$24.59	$24.87	$24.09	$23.78
Income from Investment Operations:
Net investment income (loss)[1]	0.19	0.32	0.58	0.08
Net realized and unrealized gain (loss)	(0.09)	0.92	1.43	1.26
Net increase from payments by affiliates	-	-	- [2,3]	-
Total from investment operations	0.10	1.24	2.01	1.34

Less Distributions:
From net investment income	(0.62)	(1.23)	(1.23)	(0.48)
From net realized gain	(0.04)	(0.29)	-	-
From return of capital	-	-	-	(0.55)
Total distributions	(0.66)	(1.52)	(1.23)	(1.03)

Net asset value, end of period	$24.03	$24.59	$24.87	$24.09

Total return[4]	0.36%[5]	5.22%	8.56%	5.75%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,744	$20,696	$4,610	$277

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[6]	2.56%[7]	2.60%	2.63%	2.92%[7]
After fees waived and expenses absorbed/recovered[6]	2.56%[7]	2.60%	2.63%	2.70%[7]
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	1.59%[7]	1.30%	2.35%	0.16%[7]
After fees waived and expenses absorbed/recovered	1.59%[7]	1.30%	2.35%	0.38%[7]

Portfolio turnover rate	43%[5]	191%	215%	254%[5]

*	Commencement of public offering.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[5]	Not annualized.
[6]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the six months ended March 31, 2026. For the years ended September 30, 2025, 2024 and for the period November 14, 2022 through September 30, 2023, the ratios would have been lowered by 0.06%, 0.07% and 0.11%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

54

First Trust Multi-Strategy Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.55	$24.81	$24.02	$23.68	$26.36	$24.35
Income from Investment Operations:
Net investment income (loss)[1]	0.31	0.56	0.83	0.36	0.44	0.93
Net realized and unrealized gain (loss)	(0.10)	0.94	1.43	1.30	(1.86)	2.41
Net increase from payments by affiliates	-	-	- [2,3]	-	-	- [2,4]
Total from investment operations	0.21	1.50	2.26	1.66	(1.42)	3.34

Less Distributions:
From net investment income	(0.74)	(1.47)	(1.47)	(0.59)	(0.26)	(0.94)
From net realized gain	(0.04)	(0.29)	-	-	-	-
From return of capital	-	-	-	(0.73)	(1.00)	(0.39)
Total distributions	(0.78)	(1.76)	(1.47)	(1.32)	(1.26)	(1.33)

Net asset value, end of period	$23.98	$24.55	$24.81	$24.02	$23.68	$26.36

Total return[5]	0.81%[6]	6.34%	9.69%	7.19%	(5.54)%	13.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,227,710	$1,029,822	$513,193	$100,371	$18,305	$36,036

Ratio of expenses to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[7]	1.60%[8]	1.59%	1.61%	1.89%	2.01%	2.06%
After fees waived and expenses absorbed/recovered[7]	1.60%[8]	1.59%	1.61%	1.67%	1.71%	1.82%
Ratio of net investment income (loss) to average net assets (including dividends and interest on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	2.55%[8]	2.31%	3.37%	1.26%	1.43%	3.35%
After fees waived and expenses absorbed/recovered	2.55%[8]	2.31%	3.37%	1.48%	1.74%	3.59%

Portfolio turnover rate	43%[6]	191%	215%	254%	190%	170%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Affiliate reimbursed the Fund $979 for errors during processing. The reimbursement had no impact to the Fund's performance.
[4]	Affiliate reimbursed the Fund $440 for errors during processing. The reimbursement had no impact to the Fund's performance.
[5]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[6]	Not annualized.
[7]	If dividends and interest on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the six months ended March 31, 2026. For the periods ended 2025, 2024, 2023, 2022, and 2021, the ratios would have been lowered by 0.06%, 0.07%, 0.12%, 0.17%, and 0.27%, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

55

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Note 1 – Organization

First Trust Merger Arbitrage Fund (the ‘‘Merger Arbitrage Fund’’) and First Trust Multi-Strategy Fund (the “Multi-Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Merger Arbitrage Fund seeks returns that are largely uncorrelated with the returns of the general stock market and capital appreciation. The Fund commenced investment operations on October 1, 2015 with Class A and Class I shares. Prior to that date, its only activity was the receipt of a $1,000 investment from principals of the Fund’s advisor and a transfer of 307,251 newly issued shares of the Fund’s Class I in exchange for the net assets of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company (the “Company”) valued at $3,073,511. This exchange was nontaxable. The primary assets received by the Fund were cash, interest receivable and securities of the Company with a fair value of $2,249,946 (identified cost of investments transferred were $2,271,450), totaling $3,073,511. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Company was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. On January 31, 2024, the Merger Arbitrage Fund commenced public offerings of Class C shares.

The Multi-Strategy Fund seeks to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed-income indices. The Fund commenced investment operations on December 16, 2016 with Class A and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of Vivaldi Orinda Macro Opportunities Fund (the “Predecessor Fund”), a series of Advisors Series Trust. The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	1,058,074	$28,004,864
Class I	3,174,754	$85,334,375

The net unrealized appreciation of investments transferred was $3,090,238 as of the date of the acquisition.

On November 14, 2022, the Multi-Strategy Fund commenced public offerings of Class C shares.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

56

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and ask prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the securities were upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. First Trust Portfolios L.P. (the “Distributor”) is under no duty to verify any valuations of the Funds’ investments.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

57

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(c) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares’ relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

58

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(g) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. The Multi-Strategy Fund seeks to make distributions monthly based on a pre-determined rate. A portion of the distributions made by the Multi-Strategy Fund may be treated as return of capital for tax purposes. Shareholders who receive a payment of a distribution consisting of a return of capital may be under the impression that they are receiving net profits when, in fact, they are not. Shareholders should not assume that the source of a distribution from the Multi-Strategy Fund is net profit. Each Fund may make additional payments of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

59

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Distribution Frequency of Net Investment Income
Merger Arbitrage Fund	Annually
Multi-Strategy Fund	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with First Trust Capital Management L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

	First $2 Billion of Average Daily Net Assets	On the Next $1 Billion of Average Daily Net Assets	Average Daily Net Assets Exceeding $3 Billion
Merger Arbitrage Fund	1.25%	1.20%	1.15%

Average Daily Net Assets
Multi-Strategy Fund	1.20%

The Advisor has engaged Palmer Square Capital Management, LLC, Vest Financial, LLC, Sardis Group, LLC and First Trust Advisors L.P. (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage certain assets of the Multi-Strategy Fund and pays the Sub-Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fee and/or pay for expenses of the Funds to ensure that the annual Funds’ operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed the following levels:

60

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

	Annual Expense Limit	Annual Expense Limit	Annual Expense Limit
	Class A Shares†	Class C Shares†	Class I Shares†
Merger Arbitrage Fund	1.85%	2.60%	1.55%
Multi-Strategy Fund	1.85%	2.60%	1.55%

†	The limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

This agreement is in effect until January 31, 2027 for each Fund. These agreements may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2026, are reported as “Fund services fees” on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds’ distributor (the “Distributor”) and is an affiliate of the Advisor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Funds have a fee arrangement with their custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended March 31, 2026, there were no fees reduced by earning credits.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended March 31, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability of the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed on the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended March 31, 2026, are reported on the Statements of Operations.

61

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is affected at the current market price to minimize trading costs, where permissible. For the six months ended March 31, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 4 – Federal Income Taxes

At March 31, 2026, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Cost of investments	$1,474,211,756	$1,279,622,408

Gross unrealized appreciation	$32,803,946	$1,453,833
Gross unrealized depreciation	(12,021,362)	(1,835,683)
Net unrealized appreciation (depreciation) on investments	$20,782,584	$(381,850)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Merger Arbitrage Fund	$1,106,818	$(1,106,818)
Multi-Strategy Fund	-	-

62

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Merger Arbitrage Fund	Multi-Strategy Fund
Undistributed ordinary income	$75,014,042	$1,061,579
Undistributed long-term capital gains	532,416	-
Accumulated earnings	75,546,458	1,061,579

Accumulated capital and other losses	-	(2)
Unrealized appreciation (depreciation) on investments	5,675,414	3,546,148
Unrealized appreciation (depreciation) on foreign currency	132	83
Unrealized deferred compensation	(87,146)	(20,257)
Total accumulated earnings (accumulated deficit)	$81,134,858	$4,587,551

The tax character of distributions paid during the years ended September 30, 2025 and 2024 was as follows:

	Merger Arbitrage Fund		Multi-Strategy Fund
Distribution paid from:	2025	2024	2025	2024
Ordinary income	$87,725,935	$76,244,380	$55,902,643	$19,299,320
Net long-term capital gains	4,334,520	-	1,198,848	-
Return of Capital	-	-	-	-
Total taxable distributions	$87,060,455	$76,244,380	$57,101,491	$19,299,320

As of September 30, 2025, the Merger Arbitrage Fund and Multi-Strategy Fund had no capital loss carryovers.

Note 5 – Redemption Fee

The Funds may impose a maximum contingent deferred sales charge of 0.50% and 1.00%, on certain redemptions of Class A Shares and Class C Shares, respectively, within 12 months of the date of purchase. For the six months ended March 31, 2026 and for the year ended September 30, 2025, the Merger Arbitrage Fund received $0 and $6,476, respectively, in deferred sales charges. For the six months ended March 31, 2026 and for the year ended September 30, 2025, the Multi-Strategy Fund received $637 and $344, respectively, in deferred sales charges.

Note 6 – Investment Transactions

For the six months ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Merger Arbitrage Fund	$2,814,278,935	$2,568,689,683	$489,669,169	$571,122,143
Multi-Strategy Fund	788,274,864	551,567,390	76,789,015	88,894,402

63

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 7 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their shares.  With respect to Class A and Class C, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets. Class I does not pay any distribution fees.

For the six months ended March 31, 2026, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of the Merger Arbitrage Fund and Multi-Strategy Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of Class A and Class C shares and 0.10% of average daily net assets of Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2026, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote from any such claims.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

64

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Communications	$69,357,593	$-	$-	$69,357,593
Consumer Discretionary	65,914,119	-	-	65,914,119
Energy	8,183,333	-	-	8,183,333
Financials	715,269,334	22,317,003	6,363,606	743,949,943
Health Care	276,940,162	-	-	276,940,162
Industrials	111,624,532	5,095,784	-	116,720,316
Materials	84,130,253	-	-	84,130,253
Real Estate	118,652,377	-	-	118,652,377
Technology	85,555,960	-	-	85,555,960
Master Limited Partnerships	171	-	-	171
Rights	124,407	-	293,496	417,903
Short-Term Investments	2,466,092	-	-	2,466,092
Units	27,830,284	-	8	27,830,292
Warrants	632,206	-	-	632,206
Total Investments	$1,566,680,823	$27,412,787	$6,657,110	$1,600,750,720

Merger Arbitrage Fund	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks
Energy	$8,202,915	$-	$-	$8,202,915
Financials	38,677,178	-	-	38,677,178
Real Estate	58,799,380	-	-	58,799,380
Total Securities Sold Short	105,679,473	-	-	105,679,473
Written Options Contracts	76,907	-	-	76,907
Total Securities Sold Short and Options	$105,756,380	$-	$-	$105,756,380

65

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$86,613,464	$5,987,577	$92,601,041
Collateralized Loan Obligations	-	322,671,095	-	322,671,095
Collateralized Mortgage Obligations	-	199,139,013	-	199,139,013
Commercial Mortgage-Backed Securities	-	41,252,031	-	41,252,031
Common Stocks
Communications	11,152,912	-	-	11,152,912
Consumer Discretionary	10,799,102	-	-	10,799,102
Energy	1,344,702	-	-	1,344,702
Financials	108,809,549	1,864,987	369,936	111,044,472
Health Care	45,475,735	-	-	45,475,735
Industrials	18,316,396	834,360	-	19,150,756
Materials	13,585,698	-	-	13,585,698
Real Estate	19,452,012	-	-	19,452,012
Technology	13,467,154	-	-	13,467,154
Corporate Bonds
Financials	-	4,257,113	-	4,257,113
Private Investment Vehicles	-	-	9,903,713	9,903,713
Rights	19,474	-	1,034	20,508
Short-Term Investments	76,600,542	-	-	76,600,542
Units
Financials	4,501,427	-	-	4,501,427
Warrants
Financials	100,504	-	-	100,504
Total Investments	323,625,207	656,632,063	16,262,260	996,519,530
Purchased Options Contracts	365,993,755	-	-	365,993,755
Total Investments and Options	$689,618,962	$656,632,063	$16,262,260	$1,362,513,285

66

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks
Energy	$1,348,022	$-	$-	$1,348,022
Financials	6,220,765	-	-	6,220,765
Materials	19	-	-	19
Real Estate	9,642,244	-	-	9,642,244
Total Securities Sold Short	$17,211,050	$-	$-	$17,211,050
Written Options Contracts	66,061,677	-	-	66,061,677
Total Securities Sold Short and Options	$83,272,727	$-	$-	$83,272,727

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
	Common Stock	Rights	Units
Balance as of September 30, 2025	$-	$293,496	$9
Transfers into Level 3 during the period	6,363,606	-	-
Transfers out of Level 3 during the period	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-	-	(1)
Included in other comprehensive income	-	-	-
Purchases, sales, and principal paydowns
Net purchases	-	-	-
Net sales	-	-	-
Principal paydown	-	-	-
Balance as of March 31, 2026	$6,363,606	$293,496	$8
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-	$(1)

67

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Multi-Strategy Fund
	Asset- Backed Securities	Collateralized Loan Obligations	Common Stocks	Private Investment Vehicles	Rights	Units
Balance as of September 30, 2025	$392,851	$-	$-	$-	$1,034	$-
Transfers into Level 3 during the period	-	-	369,936	-	-	-
Transfers out of Level 3 during the period	-	-	-	-	-	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	(661,713)	-	-	236,074	-	-
Included in other comprehensive income	-	-	-	-	-	-
Purchases, sales, and principal paydowns
Net purchases	6,247,142	-	-	9,800,000	-	-
Net sales	-	-	-	-	-	-
Principal paydown	9,297	-	-	(132,361)	-	-
Balance as of March 31, 2026	$5,987,577	-	$369,936	$9,903,713	$1,034	-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period.	$(661,713)	-	-	$236,074	-	-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026:

Fund	Asset Class	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Merger Arbitrage Fund	Common Stock	$6,363,606	Market Approach	Precedent Transaction	$11.81	N/A	Increase
Merger Arbitrage Fund	Rights	$293,496	Transaction Price	Transaction Price	$1.02	N/A	Increase
Merger Arbitrage Fund	Units	$8	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

68

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Fund	Asset Class	Fair Value at March 31, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Multi-Strategy Fund	Asset-Backed Securities	$5,987,577	Transaction Price	Broker Quote	$80.43 - $5,500.00	$314.93	Increase
Multi-Strategy Fund	Collateralized Loan Obligations	$-	Asset Approach	Expected Remaining Distributions	N/A	N/A	N/A
Multi-Strategy Fund	Common Stock	$369,936	Market Approach	Precedent Transaction	$11.81	N/A	Increase
Multi-Strategy Fund	Private Investment Vehicles	$9,903,713	Transaction Price	Broker Quote	$1,432,612.50 - $2,574,550.00	$2,088,742.32	Increase
Multi-Strategy Fund	Rights	$1,034	Transaction Price	Transaction Price	$1.02	N/A	Increase
Multi-Strategy Fund	Units	$-	Asset Approach	Contingent on Transaction	N/A	N/A	N/A

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds invested in options contracts during the six months ended March 31, 2026.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected on the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of March 31, 2026, by risk category are as follows:

	Merger Arbitrage Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$76,907

	Multi-Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$365,993,755	Written options contracts, at value	$66,061,677

69

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended March 31, 2026, are as follows:

Merger Arbitrage Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(192,962)	$104,047

Multi-Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(86,793,789)	$79,266,213

Merger Arbitrage Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$(212,705)

Multi-Strategy Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$138,807	$354,300

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of March 31, 2026, are as follows:

Merger Arbitrage Fund
Derivative	Quarterly Average	Amount
Options Contracts - Written	Average Notional Value	$(34,255,750)

Multi-Strategy Fund
Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$4,142,991,833
Options Contracts - Written	Average Notional Value	(4,169,426,800)

70

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 12 – Borrowing

The Funds have entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Funds may borrow amounts up to one-third of the value of its assets. The Funds are charged interest of Overnight Bank Funding Rate (“OBFR”) plus 1.20% for borrowing under this agreement. The Funds did not borrow under the line of credit agreement during the six months ended March 31, 2026.

Note 13 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any securities issued by Sub-Advisor. Issuers that are affiliates of the Funds at the beginning of the fiscal year are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The tables below reflect transactions during the period with entities that are affiliates as of March 31, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

First Trust Merger Arbitrage Fund

Security Description	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 9.5%
AA Mission Acquisition Corp. - Class A(1)	-	$28,409,281	$4,804	$(27,032,121)	$-	$(1,381,964)	$-	$-
Agriculture & Natural Solutions Acquisition Corp. - Class A(1)	1,189,474	30,894,962	5,037	(30,572,242)	1,408,716	(1,736,473)	-	-
AI Transportation Acquisition Corp.(1)	-	5,571,071	-	(5,589,932)	362,772	(343,911)	-	-
Aimei Health Technology Co., Ltd.	649,911	7,356,992	-	-	-	32,496	7,389,488	-
Bleichroeder Acquisition Corp. I - Class A(1)	-	18,647,504	-	(19,788,167)	1,826,889	(686,226)	-	-
Centurion Acquisition Corp. - Class A	2,479,407	26,157,744	-	-	-	557,866	26,715,610	-
Charlton Aria Acquisition Corp. - Class A	716,459	7,436,844	-	-	-	136,128	7,572,972	-
Drugs Made In America Acquisition Corp.	1,929,288	19,813,788	-	-	-	443,736	20,257,524	-
Embrace Change Acquistion Corp.(1)	-	2,174,400	-	(2,001,668)	-	(172,732)	-	-
GP Act III Acquisition Corp. - Class A	1,897,607	20,114,634	-	-	-	455,426	20,570,060	-
Graf Global Corp. - Class A(1)	908,218	20,356,123	-	(20,021,201)	716,048	(1,050,970)	-	-
Horizon Space Acquisition I Corp.(1)	-	3,454,651	-	(2,984,059)	-	(470,592)	-	-
Launch One Acquisition Corp. - Class A	1,866,241	19,632,855	-	-	-	298,599	19,931,454	-
Legato Merger Corp. Ill(1)	1,181,914	17,275,816	-	(16,649,322)	304,984	(931,478)	-	-
Lionheart Holdings - Class A	1,938,207	20,370,556	-	-	-	465,169	20,835,725	-
Melar Acquisition Corp. I - Class A	1,275,345	13,403,876	-	-	-	357,097	13,760,973	-
Oak Woods Acquisition Corp. - Class A(1)	-	6,103,920	1	(6,134,181)	935,029	(904,769)		-
Pyrophyte Acquisition Corp. - Class A(2)	538,832	-	5,985,252	-	-	378,354	6,363,606	-
Range Capital Acquisition Corp.(2)	644,211	-	6,442,110	-	-	334,990	6,777,100	-
RF Acquisition Corp. II(1)	469,553	10,021,189	-	(9,755,320)	325,652	(591,521)	-	-
SIM Acquisition Corp. I - Class A(1)	1,171,086	17,065,345	-	(16,537,133)	309,734	(837,946)	-	-
Vendome Acquisition Corp. I - Class A(1)	900,280	15,096,301	-	(15,249,221)	46,501	106,419	-	-
							150,174,512
Units
Specified Purpose Acquisitions - 0.0%
Centurion Acquisition Corp. - Class A	193,720	2	-	-	-	-	2	-
Centurion Acquisition Corp. - Class B	242,151	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class A	196,235	2	-	-	-	-	2	-
GP-Act III Acquisition Corp. - Class B	245,295	3	-	-	-	(1)	2	-
							8
Total	20,633,434	$309,357,861	$12,437,204	$(172,314,567)	$6,236,325	$(5,542,303)	$150,174,520	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

First Trust Multi Strategy Fund

	Shares/Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.	500,000	$-	$-	$-	$-	$-	$-	$-
Total	500,000	$-	$-	$-	$-	$-	$-	$-

*	Net of foreign withholding taxes.
71

First Trust Capital Management Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 14 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 15 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Merger Arbitrage Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 16 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 17 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

72

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026